Delaware Investments®
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PROXY MATERIALS

Delaware Growth Equity Fund
(formerly, Delaware American Services Fund)

Dear Shareholder:

     I am writing to let you know that a meeting of shareholders of Delaware Growth Equity Fund (the “Growth Equity Fund”) will be held on September 22, 2010. The purpose of the meeting is to vote on an important proposal that affects the Growth Equity Fund and your investment in it. As a shareholder, you have the opportunity to voice your opinion on certain matters that affect the Growth Equity Fund. This package contains information about the proposal and the materials to use when voting by mail, by telephone, or through the Internet.

     Please read the enclosed materials and cast your vote. Please vote your shares promptly. Your vote is extremely important, no matter how large or small your holdings may be.

     The proposal has been carefully reviewed by the Growth Equity Fund’s Board of Trustees (the “Trustees”). The Trustees, most of whom are not affiliated with Delaware Investments, are responsible for protecting your interests as a shareholder. The Trustees believe the proposal is in the best interests of shareholders. They recommend that you vote FOR the proposal.

     The enclosed Q&A is provided to assist you in understanding the proposal. The proposal is described in greater detail in the enclosed Proxy Statement/Prospectus.

     Voting is quick and easy. Everything you need is enclosed. To cast your vote, simply complete the proxy card enclosed in this package. Be sure to sign the card before mailing it in the postage-paid envelope. You may also vote your shares by touch-tone telephone or through the Internet. Simply call the toll-free number or visit the website indicated on your proxy card, and follow the recorded or online instructions.

     If you have any questions before you vote, please call The Altman Group, Inc. (“Altman Group”), the Fund’s proxy solicitor, at (877) 864-5057. Altman Group will be glad to help you get your vote in quickly. You may also receive a telephone call from Altman Group reminding you to vote your shares. Thank you for your participation in this important initiative.

Sincerely,

Patrick P. Coyne
Chairman, President, and Chief Executive Officer

IMPORTANT INFORMATION TO HELP YOU UNDERSTAND
AND VOTE ON THE PROPOSAL

     Below is a brief overview of the proposal to be voted upon. Your vote is important. Please read the full text of the Proxy Statement/Prospectus, which you should retain for future reference. If you need another copy of the Proxy Statement/Prospectus, please call Delaware Investments at (800) 523-1918.

     We appreciate you placing your trust in Delaware Investments and we look forward to helping you achieve your financial goals.

What proposal am I being asked to vote on?

     You are being asked to vote to approve an Agreement and Plan of Reorganization between Delaware Group® Equity Funds III, on behalf of Delaware Growth Equity Fund (formerly, Delaware American Services Fund) (the “Growth Equity Fund”), and Voyageur Mutual Funds III, on behalf of Delaware Select Growth Fund (the “Select Growth Fund”) (collectively, the “Funds”).

Proposal: TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION

What reorganization is the Board proposing?

     Shareholders of the Growth Equity Fund are being asked to consider and approve a reorganization (the “Transaction”) that will have the effect of reorganizing the Growth Equity Fund with and into the Select Growth Fund.

Why has the Board proposed this reorganization?

     Assets within the Growth Equity Fund have not grown as expected, and shareholders of both Funds could benefit from the combination of the Funds through a larger pool of assets, including realizing possible economies of scale. Moreover, in January 2010, the Growth Equity Fund’s Board of Trustees approved changes to the Fund’s investment objective, strategies and policies to reposition the Fund as an all-cap focus growth equity fund (the “Repositioning”). The name of the Fund was also changed to the Growth Equity Fund to reflect these strategy and policy changes. As a result of the Repositioning, the Growth Equity Fund and Select Growth Fund have the same investment objective and identical overall investment strategies and policies (except for one fundamental investment policy discussed below), which should result in a relatively smooth transition following the Transaction. In addition, Select Growth Fund has outperformed the Growth Equity Fund over the 1-, 3-, and 5-year periods ending March 31, 2010 (although past performance is no guarantee of future results).

How do the investment objectives, strategies, risks and policies of the Growth Equity Fund and the Select Growth Fund compare?

     As a result of the Repositioning, the investment objective of the Growth Equity is identical to the investment objective of the Select Growth Fund. Both Funds seek long-term capital appreciation. Each Fund’s investment objective is non-fundamental, which means that it may be changed without prior shareholder approval.

Q/A-1

     The overall investment strategies and policies of the Growth Equity Fund are identical (except for one fundamental investment policy discussed below) to the investment strategies and policies of the Select Growth Fund. Furthermore, because the Funds have identical investment objectives and strategies, they are subject to the same types of risks.

How will the Transaction potentially benefit shareholders?

     The Funds’ Boards of Trustees (each, a “Board” and collectively, the “Boards”) considered a number of factors before approving the Transaction. After considering these factors, the Boards concluded that shareholders will potentially benefit from the Transaction in the following ways:
  Shareholders of the Growth Equity Fund and the Select Growth Fund potentially could benefit by the growth in assets realized by combining the Funds because a larger fund could realize cost savings due to efficiencies and economies of scale from the spreading of fixed costs over a larger asset base and by reaching breakpoints in investment management fees. There can be no assurance, however, that such savings will be realized.

  The Select Growth Fund had experienced a stronger performance record compared to the Growth Equity Fund over the 1-, 3- and 5-year periods ended March 31, 2010. (The Growth Equity Fund in 2010 repositioned its investment strategy so that it mirrors the Select Growth Fund). Past performance is not a guarantee of future results.

  The Select Growth Fund has a lower Rule 12b-1 fee on Class A shares (0.25% of daily net assets) than the Growth Equity Fund’s Class A shares (0.30% of daily net assets).
How will the Transaction work?

     The Select Growth Fund will acquire substantially all of the assets of the Growth Equity Fund in exchange for shares of the Select Growth Fund. The Growth Equity Fund will then distribute the Select Growth Fund’s shares on a pro rata basis to its shareholders. At the time of the Transaction, any shares you own of the Growth Equity Fund will be cancelled and you will receive new shares in the same class of the Select Growth Fund that will have an aggregate value equal to the value of your shares in the Growth Equity Fund. More detailed information about the transfer of assets by the Growth Equity Fund and the issuance of shares by the Select Growth Fund can be found in the Proxy Statement/Prospectus.

What are the federal income tax consequences of the Transaction?

     The Transaction will be structured as a tax-free reorganization so that for federal income tax purposes: (i) shareholders of the Growth Equity Fund will not recognize any gain or loss as a result of the exchange of their shares of the Growth Equity Fund for shares of the Select Growth Fund; and (ii) the Select Growth Fund and its shareholders will not recognize any gain or loss upon receipt of the Growth Equity Fund’s assets.

Q/A-2

Will Portfolio Management change?

     No. Delaware Management Company (“DMC”), the investment manager for the Growth Equity Fund, is also the investment manager for the Select Growth Fund. DMC will continue to serve as the investment manager following the closing of the Transaction. The portfolio management teams for both Funds are similar and the portfolio management team for Select Growth Fund (with the exception of the addition of one new team member) should remain the same after the Transaction.

Who will pay the expenses of the Transaction?

     The expenses resulting from the Transaction will be shared as follows: 40% by DMC, 25% by the Growth Equity Fund, and 35% by the Select Growth Fund.

What is the anticipated timetable for the Transaction?

     The shareholder meeting is scheduled for September 22, 2010 (the “Meeting”). It is currently anticipated that the Transaction, if approved by shareholders, will take place in October 2010. Whether or not you plan to attend the Meeting, please vote your shares by mail, by telephone, or through the Internet. If you determine at a later date that you wish to attend this Meeting, you may revoke your proxy and vote in person, as provided in the attached Proxy Statement/Prospectus.

COMMON QUESTIONS AND GENERAL INFORMATION

Has the Board of Trustees approved the proposal?

     Yes. The Growth Equity Fund’s Board has unanimously approved the proposal and recommends that you vote to approve it.

How many votes am I entitled to cast?

     As a shareholder, you are entitled to one vote for each full share and a fractional vote for each fractional share of the Growth Equity Fund that you own on the record date. The record date is June 21, 2010.

How do I vote my shares?

     You can vote your shares by completing and signing the enclosed proxy card and mailing it in the enclosed postage-paid envelope. You may also vote by touch-tone telephone by calling the toll-free number printed on your proxy card and following the recorded instructions. In addition, you may also vote through the Internet by visiting www.proxyvote.com and following the on-line instructions. If you need any assistance, or have any questions regarding the proposal or how to vote your shares, please call The Altman Group, Inc. (“Altman Group”), the Growth Equity Fund’s proxy solicitor, at (877) 864-5057.

Q/A-3

How do I sign the proxy card?

     Individual Accounts: Shareholders should sign exactly as their names appear on the account registration shown on the card.

     Joint Accounts: Either owner may sign, but the name of the person signing should conform exactly to a name shown in the registration.

     All Other Accounts: The person signing must indicate his or her capacity. For example, if Ms. Ann B. Collins serves as a trustee for a trust account or other type of entity, she should sign, “Ann B. Collins, Trustee.”

How can I find more information on the proposal?

     You should read the attached Proxy Statement/Prospectus that provides further details regarding the proposal and each of the topics that were discussed briefly above. If you have any questions, please call Delaware Investments at (800) 523-1918.

Q/A-4

DELAWARE GROWTH EQUITY FUND
(formerly, Delaware American Services Fund)
(a series of Delaware Group® Equity Funds III)

2005 Market Street
Philadelphia, Pennsylvania 19103-7094

NOTICE OF MEETING OF SHAREHOLDERS
To be held on September 22, 2010

To the Shareholders:

     NOTICE IS HEREBY GIVEN that a meeting (the “Meeting”) of Shareholders of Delaware Growth Equity Fund (the “Growth Equity Fund” or “Acquired Fund”), a series of Delaware Group Equity Funds III, has been called by the Board of Trustees of Delaware Group Equity Funds III and will be held at the offices of Stradley Ronon Stevens & Young, LLP located at 2005 Market Street, 26th Floor, Philadelphia, PA 19103, on September 22, 2010 at 3:00 p.m., Eastern Time. The Meeting is being called for the following reasons:

1.	To approve an Agreement and Plan of Reorganization between Delaware Group Equity Funds III, on behalf of the Growth Equity Fund, and Voyageur Mutual Funds III, on behalf of Delaware Select Growth Fund (the “Select Growth Fund” or “Acquiring Fund”), that provides for: (i) the acquisition of substantially all of the assets of the Acquired Fund by the Acquiring Fund, in exchange solely for shares of the Acquiring Fund; (ii) the pro rata distribution of shares of the Acquiring Fund to the shareholders of the Acquired Fund; and (iii) the complete liquidation and dissolution of the Acquired Fund.

2.	To vote upon any other business as may properly come before the Meeting or any adjournment thereof.

     Shareholders of record of the Acquired Fund as of the close of business on June 21, 2010 are entitled to notice of, and to vote at, the Meeting or any adjournment thereof. Whether or not you plan to attend the Meeting, please vote your shares by returning the proxy card by mail in the enclosed postage-paid envelope provided, or by voting by telephone or over the Internet. Your vote is important.

By Order of the Board,

Patrick P. Coyne
Chairman, President and Chief Executive Officer

August 2, 2010

To secure the largest possible representation and to save the expense of further mailings, please mark your proxy card, sign it, and return it in the enclosed envelope, which requires no postage if mailed in the United States. If you prefer, you may instead vote by telephone or the Internet. You may revoke your proxy at any time at or before the Meeting or vote in person if you attend the Meeting, as provided in the attached Proxy Statement/Prospectus.

PROXY STATEMENT/PROSPECTUS

Dated August 2, 2010

Acquisition of Substantially All of the Assets of:

DELAWARE GROWTH EQUITY FUND
(formerly, Delaware American Services Fund)
(a series of Delaware Group® Equity Funds III)

By and in exchange for shares of

DELAWARE SELECT GROWTH FUND
(a series of Voyageur Mutual Funds III)

     This Proxy Statement/Prospectus (the “Proxy Statement/Prospectus”) solicits proxies to be voted at a meeting (the “Meeting”) of shareholders of Delaware Growth Equity Fund (the “Growth Equity Fund” or “Acquired Fund”), a series of Delaware Group Equity Funds III. The Meeting has been called by the Board of Trustees of Delaware Group Equity Funds III (the “Board”) to vote on the approval of the Agreement and Plan of Reorganization (as more fully described below).

     The principal offices of Delaware Group Equity Funds III and Voyageur Mutual Funds III (each, a “Trust” and collectively, the “Trusts”) are located at 2005 Market Street, Philadelphia, PA 19103. You can reach the offices of each Trust by telephone by calling (800) 523-1918.

     The Meeting will be held at the offices of Stradley Ronon Stevens & Young, LLP located at 2005 Market Street, 26th Floor, Philadelphia, PA 19103, on September 22, 2010 at 3:00 p.m., Eastern Time. The Board, on behalf of the Growth Equity Fund, is soliciting these proxies. This Proxy Statement/Prospectus will first be sent to shareholders on or about August 16, 2010.

     This Proxy Statement/Prospectus gives you information about an investment in the Delaware Select Growth Fund (the “Select Growth Fund” or “Acquiring Fund”) and about other matters that you should know before voting and investing. You should retain it for future reference. A Statement of Additional Information dated August 2, 2010 (the “Statement of Additional Information”), relating to this Proxy Statement/Prospectus and containing more information about the Acquiring Fund and the Acquired Fund (each, a “Fund” and collectively, the “Funds”) and the proposed transaction, has been filed with the U.S. Securities and Exchange Commission (the “SEC”) and is incorporated herein by reference (i.e., legally is considered a part of this Proxy Statement/Prospectus). Both the Acquired Fund and Acquiring Fund are registered as open-end management investment companies with the SEC.

1

     The Prospectus of the appropriate share class of the Acquiring Fund dated August 28, 2009, as supplemented to date (the “Acquiring Fund Prospectus”), accompanies this Proxy Statement/ Prospectus, has been filed with the SEC, is incorporated herein by reference, and is intended to provide you with information about the Acquiring Fund. The following additional documents have been filed with the SEC and contain additional information about the Acquired Fund and Acquiring Fund:
  The Prospectuses of the Acquired Fund dated October 28, 2009 as supplemented to date (“Acquired Fund Prospectus”);

  The Statement of Additional Information of the Acquired Fund dated October 28, 2009, as amended (“Acquired Fund SAI”);

  The Statement of Additional Information of the Acquiring Fund dated August 28, 2009, as amended (“Acquiring Fund SAI”);

  The Semi-Annual Report of the Acquired Fund for the fiscal period ended December 31, 2009;

  The Annual Report of the Acquired Fund for the fiscal year ended June 30, 2009; and

  The Annual Report of the Acquiring Fund for the fiscal year ended April 30, 2010.
     You can request a free copy of these documents by calling (800) 523-1918, or by writing to the Trust at Attention: Account Services, P.O. Box 219656, Kansas City, MO 64121-9656 by regular mail or 430 W. 7th Street, Kansas City, MO 64105 by overnight courier service.

     Like all mutual funds, the SEC has not approved or disapproved these securities or passed upon the adequacy of this Proxy Statement/Prospectus. Any representation to the contrary is a criminal offense.

     Investments in the Funds are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the “Macquarie Group”), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of any Fund, the repayment of capital from any Fund, or any particular rate of return.

     Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other U.S. government agency. Mutual fund shares involve investment risks, including the possible loss of principal.

2

PROXY STATEMENT/PROSPECTUS

PROPOSAL: TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION

     Shareholders of the Acquired Fund are being asked to consider and approve an Agreement and Plan of Reorganization (the “Plan”) that will have the effect of reorganizing the Acquired Fund with and into the Acquiring Fund as summarized below.

     The Plan provides for: (i) the acquisition by the Acquiring Fund of substantially all of the assets of the Acquired Fund in exchange for shares of the Acquiring Fund; (ii) the pro rata distribution of shares of the Acquiring Fund to shareholders of the Acquired Fund; and (iii) the liquidation and dissolution of the Acquired Fund. If the shareholders of the Acquired Fund vote to approve the Plan, as a shareholder of the Acquired Fund, you will receive Acquiring Fund shares equal in total value to, and of the same class as, your investment in the Acquired Fund. The Acquired Fund will then be liquidated.

SUMMARY

     This is only a summary of certain information contained in the Proxy Statement/ Prospectus. You should read the more complete information in the rest of this Proxy Statement/Prospectus, including the Plan (attached as Exhibit A), and the Acquiring Fund Prospectus that is included with this Proxy Statement/Prospectus.

What is the purpose of the Proposal?

     The Board approved the Plan for the Acquired Fund and recommends that shareholders of the Acquired Fund approve the Plan. If shareholders of the Acquired Fund approve the Plan, substantially all of the Acquired Fund’s assets will be transferred to the Acquiring Fund in exchange for the Acquiring Fund’s shares equal in value to the assets of the Acquired Fund that are transferred to the Acquiring Fund. The Acquiring Fund shares will then be distributed pro rata to the Acquired Fund’s shareholders and the Acquired Fund will be liquidated and dissolved. The proposed transaction for the Acquired Fund is referred to in this Proxy Statement/Prospectus as the “Transaction.”

     The Transaction, if approved, will result in your shares of the Acquired Fund being exchanged for a number of Acquiring Fund shares of the same class equal in total value (but having a different price per share) to your shares of the Acquired Fund. This means that you will cease to be a shareholder of the Acquired Fund and will become a shareholder of the Acquiring Fund. This exchange will occur on a date agreed to by the parties to the Plan (hereinafter, the “Closing Date”), which is currently expected to be in October 2010.

     For the reasons set forth below under “Reasons for the Transaction,” the Board of Trustees of each Trust (each a “Board” and collectively, the “Boards”) has concluded that the Transaction is in the best interests of the Acquired Fund and the Acquiring Fund. The Boards have also concluded that no dilution in value would result to the shareholders of the Acquired Fund and the Acquiring Fund as a result of the Transaction.

What are the federal income tax consequences of the Transaction?

     It is expected that shareholders of the Acquired Fund will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares in the Acquired Fund for shares of the Acquiring Fund pursuant to the Transaction. You should, however, consult your tax adviser regarding the effect, if any, of the Transaction in light of your individual circumstances. You should also consult your tax adviser about other state and local tax consequences of the Transaction, if any, because the information about tax consequences in this document relates to the federal income tax consequences of the Transaction only. For further information about the federal income tax consequences of the Transaction, see “Information About the Transaction - What are the federal income tax consequences of the Transaction?”

How do the investment objectives, strategies, and policies of the Acquired Fund and the Acquiring Fund compare?

     Like the Acquired Fund, the Acquiring Fund is a mutual fund within the Delaware Investments® Family of Funds (the “Delaware Companies”) that is managed by Delaware Management Company (“DMC”), a series of Delaware Management Business Trust. In January, 2010, the Board of the Acquired Fund (formerly, Delaware American Services Fund) approved changes to the Acquired Fund’s name, investment objective, and main investment strategies and policies to reposition the Fund as an all-cap focus growth equity fund (the “Repositioning”) and the Acquired Fund was transitioned to an all-cap focus growth fund during the first quarter of 2010. Prior to this time, the Acquired Fund invested at least 80% of its net assets in U.S. service or service related companies across the economic spectrum. In connection with the Repositioning, the Acquired Fund sold 90.63% of its portfolio securities, with associated brokerage costs of $374,329. For the 12-month period ended June 30, 2010, which includes the results of the Repositioning, the Acquired Fund realized a net capital loss on a tax basis.

     As a result of the Repositioning, the investment objective of the Acquired Fund is identical to the investment objective of the Acquiring Fund. Both Funds seek long-term capital appreciation. The Funds attempt to achieve their objective by investing primarily in equity securities of companies that DMC believes have the potential for sustainable free cash flow growth. Each Fund’s investment objective is non-fundamental, which means that it may be changed without prior shareholder approval.

     As a result of the Repositioning, the overall investment strategies and policies of the Acquired Fund are identical to the investment strategies and policies of the Acquiring Fund (except for one fundamental investment policy discussed below). The Funds invest primarily in common stocks of companies that DMC believes have long-term capital appreciation potential and are expected to grow faster than the U.S. economy. DMC will consider companies of any size or market capitalization. Using a bottom-up approach, DMC seeks to select securities that it believes have large end market potential or dominance of a profitable niche market, dominant business models, and strong free cash flow generation that are attractively priced compared to the intrinsic value of the securities. DMC also considers a company's operational efficiencies, management's plans for capital allocation, and the company's shareholder orientation.

     For further information about the investment objectives and policies of the Funds, see “Comparison of Investment Objectives, Strategies, Policies, and Risks” below.

What are the principal risks associated with investments in the Funds?

     As with most investments, investments in the Funds involve certain risks. There can be no guarantee against losses resulting from an investment in either Fund, nor can there be any assurance that either Fund will achieve its investment objective. Because the Funds have identical investment objectives and strategies (except for one fundamental investment policy discussed below), they are subject to the same types of risks. Investing in any mutual fund involves risks, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Other principal risks include: market risk, industry and security risk, issuer concentration risk, company size risk, interest rate risk, liquidity risk, counterparty risk, government and regulatory risk, foreign risk, emerging markets risk, political risk, currency risk, information risk, inefficient market risk, transaction cost risk, futures and options risk and derivatives risk. For further information about the risks of investing in the Funds, see “Comparison of Investment Objectives, Strategies, Policies, and Risks” below.

What are the fees and expenses of each Fund and what might they be after the Transaction?

     The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds. The sales charge structure for each Fund is identical. The operating expenses shown are based on expenses incurred during the Acquired Fund’s fiscal year ended June 30, 2009, and the Acquiring Fund’s fiscal year ended April 30, 2010, restated to reflect contractual expense changes and estimated costs associated with the Transaction. In addition, the following tables show the pro forma expense ratios of the Acquiring Fund after the Transaction which are estimated and show what the expenses of the Acquiring Fund might have been if the Transaction had taken place as of the beginning of the Acquiring Fund’s last fiscal year.

FEE TABLES FOR
THE GROWTH EQUITY FUND AND THE SELECT GROWTH FUND

Class A Shares
Actual	Pro Forma
Select
Select	Growth
Growth Equity	Growth	Fund -
Fund - Class A	Fund -	Class A
Class A	After
Transaction
Sales charges are fees paid directly from your investments when you buy or sell shares of the Fund.
Maximum sales charge (load) imposed on
purchases as a percentage of offering price	5.75%	5.75%	5.75%
Maximum contingent deferred sales charge (load)
as a percentage of original purchase price or
redemption price, whichever is lower	None	1	None	1	None	1
Maximum sales charge (load) imposed on
reinvested dividends	None	None	None
Redemption fees	None	None	None
Exchange fees2	None	None	None

Annual Fund Operating Expenses are deducted from the Fund’s assets3
Management fees4	0.75%	0.75%	0.75%
Distribution and service (12b-1) fees	0.30	%5	0.25%	0.25%
Other expenses	0.63%	0.73%	0.66	%6
Total annual fund operating expenses	1.68%	1.73%	1.66%
Fee waivers and payments	(0.05%)	None	(0.15%)
Net expenses	1.63%	1.73%	1.51%

Class B Shares
	Actual				Pro Forma
	Growth		Select		Select Growth
	Equity		Growth		Fund - Class B
	Fund -		Fund -		After
	Class B7		Class B7		Transaction7
Sales charges are fees paid directly from your investments when you buy or sell shares of the Fund.
Maximum sales charge (load) imposed on
purchases as a percentage of offering price	None		None		None
Maximum contingent deferred sales charge (load)
as a percentage of original purchase price or
redemption price, whichever is lower	4.00	%8	4.00	%8	4.00	%8
Maximum sales charge (load) imposed on
reinvested dividends	None		None		None
Redemption fees	None		None		None
Exchange fees2	None		None		None

Annual Fund Operating Expenses are deducted from the Fund’s assets3
Management fees4	0.75%		0.75%		0.75%
Distribution and service (12b-1) fees	1.00%		1.00%		1.00%
Other expenses	0.63%		0.73%		0.66	%6
Total annual fund operating expenses	2.38%		2.48%		2.41%
Fee waivers and payments	None		None		(0.15%)
Net expenses	2.38%		2.48%		2.26%

Class C Shares
	Actual				Pro Forma
	Growth		Select		Select Growth
	Equity		Growth		Fund - Class C
	Fund -		Fund -		After
	Class C		Class C		Transaction
Sales charges are fees paid directly from your investments when you buy or sell shares of the Fund.
Maximum sales charge (load) imposed on
purchases as a percentage of offering price	None		None		None
Maximum contingent deferred sales charge (load)
as a percentage of original purchase price or
redemption price, whichever is lower	1.00	%9	1.00	%9	1.00	%9
Maximum sales charge (load) imposed on
reinvested dividends	None		None		None
Redemption fees	None		None		None
Exchange fees2	None		None		None

Annual Fund Operating Expenses are deducted from the Fund’s assets3
Management fees4	0.75%		0.75%		0.75%
Distribution and service (12b-1) fees	1.00%		1.00%		1.00%
Other expenses	0.63%		0.73%		0.66	%6
Total annual fund operating expenses	2.38%		2.48%		2.41%
Fee waivers and payments	None		None		(0.15%)
Net expenses	2.38%		2.48%		2.26%

Class R Shares
	Actual				Pro Forma
	Growth		Select		Select Growth
	Equity		Growth		Fund - Class R
	Fund –		Fund –		After
	Class R		Class R		Transaction
Sales charges are fees paid directly from your investments when you buy or sell shares of the Fund.
Maximum sales charge (load) imposed on
purchases as a percentage of offering price	None		None		None
Maximum contingent deferred sales charge (load)
as a percentage of original purchase price or
redemption price, whichever is lower	None		None		None
Maximum sales charge (load) imposed on
reinvested dividends	None		None		None
Redemption fees	None		None		None
Exchange fees2	None		None		None

Annual Fund Operating Expenses are deducted from the Fund’s assets3
Management fees4	0.75%		0.75%		0.75%
Distribution and service (12b-1) fees	0.60	%5	0.60	%5	0.60	%5
Other expenses	0.63%		0.73%		0.66	%6
Total annual fund operating expenses	1.98%		2.08%		2.01%
Fee waivers and payments	(0.10%)		(0.10%)		(0.25%)
Net expenses	1.88%		1.98%		1.76%

Institutional Class Shares
	Actual		Pro Forma
	Growth	Select	Select Growth
	Equity	Growth	Fund -
	Fund –	Fund –	Institutional
	Institutional	Institutional	Class After
	Class	Class	Transaction
Sales charges are fees paid directly from your investments when you buy or sell shares of the Fund. The Fund does not impose sales charges when you buy or sell Institutional Class shares.
Maximum sales charge (load) imposed on
purchases as a percentage of offering price	None	None	None
Maximum contingent deferred sales charge (load)
as a percentage of original purchase price or
redemption price, whichever is lower	None	None	None
Maximum sales charge (load) imposed on
reinvested dividends	None	None	None
Redemption fees	None	None	None
Exchange fees2	None	None	None

Annual Fund Operating Expenses are deducted from the Fund’s assets3
Management fees4	0.75%	0.75%	0.75%
Distribution and service (12b-1) fees	None	None	None
Other expenses	0.63%	0.73%	0.66	%6
Total annual fund operating expenses	1.38%	1.48%	1.41%
Fee waivers and payments	None	None	(0.15%)
Net expenses	1.38%	1.48%	1.26%

(1)	A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial advisor who is paid a commission, a contingent deferred sales charge (“CDSC”) of 1.00% will apply to redemptions made within one year of purchase and 0.50% if you redeem them within the second year unless a specific waiver of the CDSC applies. Additional Class A purchase options that involve a CDSC may be permitted from time to time and will be disclosed in the Prospectus if they are available.

(2)	Exchanges are subject to the requirements of each Delaware Investments® Fund. A front-end sales charge may apply if you exchange shares into a fund that has a front-end sales charge.

(3)	In periods of market volatility, during which asset levels may fluctuate substantially, the Fund’s annual fund operating expenses may vary from the numbers shown in the table above.

(4)	DMC has agreed to voluntarily waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any Rule 12b-1 plan expenses, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding, in an aggregate amount, 1.25% of the Funds’ Class A, Class B, Class C, Class R and Institutional Class Shares average daily net assets from September 1, 2009 (in the case of the Acquiring Fund) or November 1, 2009 (in the case of the Acquired Fund) until such time as the voluntary expense cap is discontinued. After giving effect to the DMC’s voluntary waiver and the Distributor’s contractual waiver (see footnote 5), the total annual fund operating expenses for the Acquired Fund’s and the Acquiring Fund’s Class A, Class B, Class C, Class R and Institutional Class shares are:

Class A	1.50%
Class B	2.25%
Class C	2.25%
Class R	1.75%
Institutional Class	1.25%

DMC’s fee waivers and expense reimbursements apply only to expenses paid directly by the Fund, and may be discontinued at any time because they are voluntary. The fees and expenses shown in the actual annual fund operating expenses table above for the Acquired Fund and Acquiring Fund do not reflect DMC’s voluntary expense cap.

DMC has contractually agreed to continue the expense cap for the Acquiring Fund for one year following the closing of the Transaction. This proposed expense limitation is reflected in the Acquiring Fund’s pro forma expense tables above.

(5)	The Acquired Fund’s distributor, Delaware Distributor, L.P. (the “Distributor”) has contracted to limit the Rule 12b-1 fee for the Acquired Fund’s Class A and Class R shares from November 1, 2009 through October 31, 2010 to no more than 0.25% and 0.50%, respectively, of the Fund’s average daily net assets. The Distributor has also contracted to limit the Rule 12b-1 fee for the Acquiring Fund’s Class R shares from September 1, 2009 through August 31, 2010 to no more than 0.50% of average daily net assets.

(6)	Included in Other Expenses is the portion of the one-time costs of the Transaction that will be allocated to the Acquiring Fund. The total costs of the Transaction are anticipated to total approximately $112,205 of which $28,051 will be allocated to the Acquired Fund and $39,271 to the Acquiring Fund. The costs of the Transaction are not subject to the fee waivers described in footnote 4 above.

(7)	As of May 31, 2007, no new or subsequent investments, including investments through automatic investment plans and by qualified retirement plans (such as 401(k) or 457 plans), are allowed in the Fund's Class B shares, except through a reinvestment of dividends or capital gains or permitted exchanges. Existing shareholders of Class B shares may continue to hold their Class B shares, reinvest dividends into Class B shares, and exchange their Class B shares of one Delaware Investments® Fund for Class B shares of another fund, as permitted by existing exchange privileges. Existing Class B shareholders wishing to make subsequent purchases in the Fund's shares will be permitted to invest in other classes of the Fund, subject to that class's pricing structure and eligibility requirements, if any.

(8)	If you redeem Class B shares during the first year after you buy them, you will pay a CDSC of 4.00% which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0% thereafter.

(9)	Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

Examples

     These examples are intended to help you compare the costs of investing in Growth Equity Fund shares with the cost of investing in Select Growth Fund shares of the comparable class, both before and after the Transaction. You can also use these examples to compare the costs of investing in these Funds with the costs of investing in other mutual funds with similar investment objectives.

     The examples show the cumulative amount of Fund expenses on a hypothetical investment of $10,000, with an annual 5% return over the time shown. A Fund’s actual rate of return may be greater or less than the hypothetical 5% return used below. For the Acquired Fund’s Class A and Class R shares and the Acquiring Fund’s Class R shares, the examples reflect the net operating expenses with the Distributor’s expense waived for the 1 year contractual period and the total operating expenses for years 2 through 10. For the Acquired Fund’s other share classes, the example assumes that the expenses remain unchanged during each of the periods shown. This is an example only, and does not represent future expenses, which may be greater or less that those shown below:

Class A Shares	1 Year	3 Years	5 Years	10 Years
Growth Equity Fund	$731	$1,070	$1,431	$2,444
Select Growth Fund	$741	$1,089	$1,460	$2,499
Pro forma Select Growth Fund (after the Transaction)	$720	$1,055	$1,412	$2,416

Class B Shares (assuming complete redemption) 1	1 Year	3 Years	5 Years	10 Years
Growth Equity Fund	$641	$1,017	$1,495	$2,542
Select Growth Fund	$651	$1,048	$1,546	$2,632
Pro forma Select Growth Fund (after the Transaction)	$629	$1,012	$1,497	$2,549

Class B Shares (assuming no redemption) 1	1 Year	3 Years	5 Years	10 Years
Growth Equity Fund	$241	$742	$1,270	$2,542
Select Growth Fund	$251	$773	$1,321	$2,632
Pro forma Select Growth Fund (after the Transaction)	$229	$737	$1,272	$2,549

Class C Shares (assuming complete redemption)	1 Year	3 Years	5 Years	10 Years
Growth Equity Fund	$341	$742	$1,270	$2,716
Select Growth Fund	$351	$773	$1,321	$2,816
Pro forma Select Growth Fund (after the Transaction)	$329	$737	$1,272	$2,735

Class C Shares (assuming no redemption)	1 Year	3 Years	5 Years	10 Years
Growth Equity Fund	$241	$742	$1,270	$2,716
Select Growth Fund	$251	$773	$1,321	$2,816
Pro forma Select Growth Fund (after the Transaction)	$229	$737	$1,272	$2,735

Class R Shares	1 Year	3 Years	5 Years	10 Years
Growth Equity Fund	$191	$612	$1,058	$2,298
Select Growth Fund	$201	$642	$1,109	$2,403
Pro forma Select Growth Fund (after the Transaction)	$179	$606	$1,060	$2,318

Institutional Class Shares	1 Year	3 Years	5 Years	10 Years
Growth Equity Fund	$140	$437	$755	$1,657
Select Growth Fund	$151	$468	$808	$1,768
Pro forma Select Growth Fund (after the Transaction)	$128	$432	$757	$1,678

(1)	The Class B example reflects the automatic conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

     Each of the Funds pays its own operating expenses. The effects of these expenses are reflected in the net asset value and are not directly charged to your account. The expenses of each of the Funds are comprised of expenses attributable to each Fund, respectively, as well as expenses not attributable to any particular series of that Trust that are allocated among the various series of the Trust.

How do the performance records of the Funds compare?

     As described under the section “Reasons for the Transaction,” the Boards considered a number of factors when reviewing the Plan and considering the proposed Transaction, including the performance records of the Funds. As a result of the Repositioning, the Acquired Fund’s name, investment objectives, investment strategies and policies were changed to reposition the Acquired Fund as an all-cap focus growth equity fund. Prior to the Repositioning the Acquired Fund invested in service and service-related companies across the economic spectrum. The returns below may not be indicative of future performance, especially in light of the portfolio management team transition and the repositioning of the Acquired Fund in early 2010. The performance history of the Funds (before taxes) as of December 31, 2009 is shown below.

     The bar charts below show how annual returns for the Class A shares of the Acquired Fund and the Acquiring Fund have varied over the past ten calendar years. The table shows the average annual returns of the Class A, B, C, R and Institutional shares of the Acquired Fund and the Acquiring Fund for the 1-, 5-, and 10-year or since-inception periods, and compares the performance to those of broad-based securities market indices. A Fund’s past performance is not necessarily an indication of how it will perform in the future.

Year-by-year total return (Growth Equity Fund — Class A Shares)

As of June 30, 2010, the Growth Equity Fund’s Class A shares had a calendar year-to-date return of -2.65%. During the periods illustrated in this chart, the Class A’s highest quarterly return was 33.79% for the quarter ended March 31, 2000 and its lowest quarterly return was -27.00% for the quarter ended December 31, 2008.

Year-by-year total return (Select Growth Fund – Class A Shares)

As of June 30, 2010, the Select Growth Fund’s Class A shares had a calendar year-to-date return of -0.43%. During the periods illustrated in this chart, the Class A’s highest quarterly return was 23.21% for the quarter ended June 30, 2009 and its lowest quarterly return was -27.96% for the quarter ended December 31, 2000.

The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the return figures show above. If this sales charge were included, the returns would be less than those shown. The average annual returns in the table below do include the sales charge.

Average Annual Total Returns

Fund and Class	1 Year	5 Years	10 Years or
			Lifetime1
Growth Equity Fund--Class A	33.89%	(2.35)%	8.84%
Select Growth Fund--Class A	47.93%	1.40%	(4.55)%

Growth Equity Fund--Class B 2	37.03%	(2.33)%	6.18%
Select Growth Fund--Class B 2	51.73%	1.43%	(4.57)%

Growth Equity Fund--Class C 3	40.03%	(1.93)%	6.11%
Select Growth Fund--Class C 3	54.79%	1.85%	(4.70)%

Growth Equity Fund--Class R	41.62%	--	(1.65%)
Select Growth Fund--Class R	56.54%	2.34%	4.81%

Growth Equity Fund--Institutional Class	42.37%	(0.96)%	9.72%
Select Growth Fund--Institutional Class	57.35%	2.88%	(3.74)%

S&P 500 Index (reflects no deduction for	26.47%	0.42%	-0.95%
fees, expenses or taxes)

Russell 3000 Growth Index (reflects no	37.01%	1.58%	-3.78%
deduction for fees, expenses or taxes)

(1)	Lifetime returns are shown if the Fund or class existed for less than 10 years. Lifetime returns are shown for Class B and Class C shares of the Growth Equity Fund because their inception was February 28, 2001; and for Class R shares of the Growth Equity Fund because their inception was October 3, 2005. Lifetime returns are shown for Class R shares of the Select Growth Fund because their inception date was June 2, 2003.

The S&P 500 Index return and Russell 3000 Growth Index return for the lifetime of the Growth Equity Fund Class B and Class C shares is 0.69% and (0.19)%, respectively. The Indices report returns on a monthly basis as of the last day of the month. As a result, the Index returns for the lifetime of the Growth Equity Fund Class B and Class C shares reflect the return from February 28, 2001 through December 31, 2009.

The S&P 500 Index return and Russell 3000 Growth Index return for the lifetime of the Growth Equity Fund Class R shares is 0.25% and 1.65%, respectively. The Indices report returns on a monthly basis as of the last day of the month. As a result, the Index returns for the lifetime of the Growth Equity Fund Class R shares reflect the return from October 31, 2005 through December 31, 2009.

The Russell 3000 Growth Index return for the lifetime of the Select Growth Fund Class R shares is 4.53%. The Indices report returns on a monthly basis as of the last day of the month. As a result, the Index return for the lifetime of the Select Growth Fund Class R shares reflects the return from June 30, 2003 through December 31, 2009.

(2)	Total returns assume redemption of shares at end of period. If shares were not redeemed, the returns for Class B shares of Growth Equity Fund would be 41.03%, (1.93)%, and 6.18% for the 1-year, 5-year, and lifetime periods, respectively, and the returns for Class B shares of Select Growth Fund would be 55.73%, 1.85%, and (4.57)% for the 1-year, 5-year, and 10-year periods, respectively.

(3)	Total returns assume redemption of shares at end of period. If shares were not redeemed, the returns for Class C shares of Growth Equity Fund would be 41.03%, (1.93)% and 6.11% for the 1-year, 5-year, and lifetime periods, respectively, and the returns for Class C shares of Select Growth Fund would be 55.79%, 1.85% and (4.70)% for the 1-year, 5-year, and 10 year periods, respectively.

     The Acquired Fund's returns above are compared to the performances of the S&P 500 Index and the Russell 3000 Growth Index. The Acquiring Fund’s returns above are compared to the performances of the Russell 3000 Growth Index. The Russell 3000 Growth Index measures the performance of the broad growth segment of the U.S. equity universe. The S&P 500 Index measures the performance of 500 mostly large-cap stocks weighted by market value, and is often used to represent performance of the U.S. stock market. The Russell 3000 Growth Index has replaced the S&P 500 Index as the Acquired Fund’s benchmark due to the transitioning of the Acquired Fund's investment objective and strategies and because the Manager believes that the Russell 3000 Growth Index will better reflect the Acquired Fund’s comparative performance in the broad growth universe. Maximum sales charges are included in the Funds returns in the table shown above.

Who manages the Funds?

     The management of the business and affairs of each Fund is the responsibility of the Board of the applicable Trust. The Boards and senior management select officers who are responsible for the day-to-day operations of the Funds.

     DMC manages the assets of each Fund and makes each Fund’s investment decisions. DMC is a series of Delaware Management Business Trust, which is a subsidiary of Delaware Management Holdings, Inc., and is located at 2005 Market Street, Philadelphia, Pennsylvania 19103. Delaware Management Holdings, Inc. and its subsidiaries (also known by the marketing name of Delaware Investments), including DMC, are owned by Macquarie Bank Limited, a global provider of banking, financial, advisory, investment and fund management services. DMC and its predecessors have been managing the assets of the Delaware Companies since 1938. As of March 31, 2010, DMC and its affiliates within Delaware Investments were managing, in the aggregate, more than $135 billion in assets in various institutional or separately managed investment company and insurance accounts.

     A discussion of the basis for the Board’s approval of the Acquiring Fund’s investment advisory contract is available in the Acquiring Fund Annual Report for the fiscal period ended April 30, 2010. A discussion of the basis for the Board’s approval of the Acquired Fund’s investment advisory contract is available in the Acquired Fund’s Semi-Annual Report for the fiscal period ended December 31, 2009.

Portfolio Managers of the Funds

     Acquiring Fund: Jeffrey S. Van Harte, Christopher J. Bonavico, Kenneth F. Broad, Patrick G. Fortier, Gregory M. Heywood, Daniel J. Prislin, and Christopher M. Ericksen comprise the portfolio management team that makes day-to-day investment decisions for the Acquiring Fund. Each member of the portfolio management team serves as a generalist and has a significant role in making investment recommendations. The Acquiring Fund is divided into segments with each portfolio manager having investment discretion with respect to his assigned segment. No individual member of the portfolio management team has primary responsibility for managing the Fund. Messrs. Van Harte, Bonavico, Broad, Fortier, Heywood, and Prislin assumed responsibility for the Acquiring Fund in May 2005. Mr. Ericksen assumed responsibility for the Acquiring Fund in July 2007.

     Acquired Fund: Jeffrey S. Van Harte has primary responsibility for making day-to-day investment decisions for the Acquired Fund. In making investment decisions for the Fund, Mr. Van Harte regularly consults with Christopher J. Bonavico, Kenneth F. Broad, Christopher M. Ericksen, Patrick G. Fortier, Gregory Heywood, Daniel J. Prislin and Van Tran. Messrs. Van Harte, Bonavico, Broad, Ericksen, Fortier, Heywood, and Prislin assumed responsibility for the Acquired Fund on January 21, 2010. Ms. Tran assumed responsibility for the Acquired Fund on February 1, 2010.

Biographical information for each portfolio manager is included below:

     Jeffrey S. Van Harte, CFA, Senior Vice President, Chief Investment Officer – Focus Growth Equity. Jeffrey S. Van Harte is the chief investment officer for the Focus Growth Equity team, which manages large-cap growth, mid-cap growth, all-cap growth, and global growth portfolios. Prior to joining Delaware Investments in April 2005 in his current position, he was a principal and executive vice president at Transamerica Investment Management. Van Harte has been managing portfolios and separate accounts for more than 20 years. Before becoming a portfolio manager, Van Harte was a securities analyst and trader for Transamerica Investment Services, which he joined in 1980. Van Harte received his bachelor’s degree in finance from California State University at Fullerton.

     Christopher J. Bonavico, CFA, Vice President, Senior Portfolio Manager, Equity Analyst. Christopher J. Bonavico joined Delaware Investments in April 2005 as a senior portfolio manager on the firm’s Focus Growth Equity team, which manages large-cap growth, mid-cap growth, all-cap growth, and global growth portfolios. He was most recently a principal and portfolio manager at Transamerica Investment Management, where he managed sub-advised funds and institutional separate accounts. Before joining Transamerica in 1993, he was a research analyst for Salomon Brothers. Bonavico received his bachelor’s degree in economics from the University of Delaware.

     Kenneth F. Broad, CFA, Vice President, Senior Portfolio Manager, Equity Analyst. Kenneth F. Broad joined Delaware Investments in April 2005 as a senior portfolio manager on the firm’s Focus Growth Equity team, which manages large-cap growth, mid-cap growth, all-cap growth, and global growth portfolios. Most recently, he was a principal and portfolio manager at Transamerica Investment Management, where he also managed sub-advised funds and institutional separate accounts. Before joining Transamerica in 2000, he was a portfolio manager with The Franklin Templeton Group and was a consultant in the business valuation and merger and acquisition group at KPMG Peat Marwick. He received an MBA from the University of California at Los Angeles and his bachelor’s degree in economics from Colgate University.

     Christopher M. Ericksen, CFA, Vice President, Portfolio Manager, Equity Analyst. Christopher M. Ericksen joined Delaware Investments in April 2005 as a portfolio manager on the firm’s Focus Growth Equity team, which manages large-cap growth, mid-cap growth, all-cap growth, and global growth portfolios. He was most recently a portfolio manager at Transamerica Investment Management, where he also managed institutional separate accounts. Before joining Transamerica in 2004, he was a vice president at Goldman Sachs. During his 10 years there, he worked in investment banking as well as investment management. Ericksen received his bachelor’s degree from Carnegie Mellon University, with majors in industrial management, economics, and political science.

     Patrick G. Fortier, CFA, Vice President, Portfolio Manager, Equity Analyst. Patrick G. Fortier joined Delaware Investments in April 2005 as a portfolio manager on the Focus Growth Equity team, which manages large-cap growth, mid-cap growth, all-cap growth, and global growth portfolios. He was most recently a portfolio manager at Transamerica Investment Management. Before joining Transamerica in 2000, he worked for OLDE Equity Research as an equity analyst. Fortier received his bachelor’s degree in finance from the University of Kentucky.

     Gregory M. Heywood, CFA, Vice President, Portfolio Manager, Equity Analyst. Gregory M. Heywood joined Delaware Investments in April 2005 as a portfolio manager and analyst on the firm’s Focus Growth Equity team, which manages large-cap growth, mid-cap growth, all-cap growth, and global growth portfolios. He was most recently a research analyst at Transamerica Investment Management. Before joining Transamerica in 2004, he worked as a senior analyst for Wells Capital Management from 2003 to 2004 and Montgomery Asset Management from 1996 to 2003, where he was responsible for emerging market equity research. From 1993 to 1995, he was an analyst at Globalvest Management and Valuevest Management, where he researched emerging market and developed international market companies. Heywood received a bachelor’s degree in economics and an MBA in finance from the University of California at Berkeley.

     Daniel J. Prislin, CFA, Vice President, Senior Portfolio Manager, Equity Analyst. Daniel J. Prislin joined Delaware Investments in April 2005 as a senior portfolio manager on the firm’s Focus Growth Equity team, which manages large-cap growth, mid-cap growth, all-cap growth, and global growth portfolios. He was most recently a principal and portfolio manager at Transamerica Investment Management, where he also managed sub-advised funds and institutional separate accounts. Prior to joining Transamerica in 1998, he was a portfolio manager with The Franklin Templeton Group. Prislin received an MBA and bachelor’s degree in business administration from the University of California at Berkeley.

     Van Tran, Assistant Vice President, Portfolio Manager, Equity Analyst. Van Tran, who joined Delaware Investments in April 2005, is a portfolio manager and research analyst on the Focus Growth Equity team. This team, which is based in San Francisco, is responsible for large-cap growth, mid-cap growth, all-cap growth, and global growth portfolios. She was most recently a research analyst at Transamerica Investment Management. Before joining Transamerica in 2000, Tran worked for Paine Webber from 1999 to 2000 and CIBC Oppenheimer from 1996 to 1999. She received her bachelor’s degree from the University of California at San Diego.

     The Acquiring Fund SAI and the Acquired Fund SAI provide additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Acquiring Fund and the Acquired Fund. For information on how to obtain a copy of the Acquiring Fund SAI or the Acquired Fund SAI, please see the section entitled “More Information about the Funds.”

Manager of Managers Structure

     Each Fund and DMC have received an exemptive order from the SEC to operate under a manager of managers structure that permits DMC, with the approval of the Board, to appoint and replace sub-advisors, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of a Fund without shareholder approval (“Manager of Managers Structure”). Under the Manager of Managers Structure, DMC has ultimate responsibility, subject to oversight by a Fund's Board, for overseeing a Fund's sub-advisors and recommending to the Board their hiring, termination, or replacement. The SEC order does not apply to any sub-advisor that is affiliated with a Fund or DMC. While DMC does not currently expect to use the Manager of Managers Structure with respect to either Fund, DMC may, in the future, recommend to a Fund's Board the establishment of the Manager of Managers Structure by recommending the hiring of one or more sub-advisors to manage all or a portion of a Fund's portfolio.

     The Manager of Managers Structure enables each Fund to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisors or sub-advisory agreements. The Manager of Managers Structure does not permit an increase in the overall management and advisory fees payable by a Fund without shareholder approval. Shareholders will be notified of any changes made to sub-advisors or sub-advisory agreements within 90 days of the changes.

Where can I find more financial information about the Funds?

     Each Fund’s annual report contains a discussion of the Fund’s performance during the Fund’s past fiscal year and each Fund’s annual report and semi-annual report shows per share information for the Fund’s past five fiscal years. The Acquired Fund’s annual report and semi-annual report and the Acquiring Fund’s annual report are each incorporated by reference into the Statement of Additional Information. These documents also are available upon request. (See “More Information about the Funds” below.) The Acquired Fund Prospectus and the Acquiring Fund Prospectus also contain further financial information about the Acquired Fund and the Acquiring Fund.

What are other key features of the Funds?

     Investment Management Fees. DMC is the investment manager of each Fund. DMC has entered into separate investment management agreements relating to each Fund that provide for reductions in the fee rate for a Fund as the assets of the Fund increase. The fee schedule, which is identical for both Funds and under which payments are made monthly based on the average daily net assets of the respective Fund during such month, at an annual rate, is as follows:

Investment Management Fee
0.75% on the first $500 million;
0.70% on the next $500 million;
0.65% on the next $1.5 billion; and
0.60% on assets in excess of $2.5 billion

     DMC has agreed to voluntarily waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any Rule 12b-1 plan expenses, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding, in an aggregate amount, 1.25% of the Fund's average daily net assets from September 1, 2009 for the Acquiring Fund and from November 1, 2009 for the Acquired Fund until such time as the voluntary expense cap is discontinued. DMC’s fee waivers and expense reimbursements apply only to expenses paid directly by each Fund, and may be discontinued at any time because they are voluntary. However, DMC has contractually agreed to continue the 1.25% expense cap for the Acquiring Fund for a year after the Transaction.

     Distribution Services. Pursuant to underwriting agreements relating to the Funds, Delaware Distributors, L.P. (“DDLP”), 2005 Market Street, Philadelphia, Pennsylvania 19103, serves as the national distributor for the shares of the Funds. DDLP pays the expenses of the promotion and distribution of the Funds’ shares, except for payments by the Funds on behalf of Class A shares, Class B shares, Class C shares, and Class R shares under their respective Rule 12b-1 Plans. DDLP is an indirect subsidiary of Delaware Management Holdings, Inc. and therefore of Macquarie Bank Limited, and an affiliate of DMC.

     Rule 12b-1 Plans. The Funds have adopted a separate distribution plan or “Rule 12b-1 Plan” for each Fund’s Class A shares, Class B shares, Class C shares, and Class R shares (collectively, the “Rule 12b-1 Plans” and, each individually, a “Rule 12b-1 Plan”).

     Each Rule 12b-1 Plan permits the relevant Fund to pay out of the assets of the Class A shares, Class B shares, Class C shares, and Class R shares monthly fees to DDLP for its services and expenses in distributing and promoting shares of such classes. These expenses may include, among others, preparing and distributing advertisements, sales literature and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, holding special promotions for specified periods of time and paying distribution and maintenance fees to securities brokers, dealers and others. The Rule 12b-1 Plan expenses relating to Class B shares and Class C shares are also used to pay DDLP for advancing the commission costs to dealers with respect to the initial sale of such Class B and Class C shares.

     Currently, the maximum aggregate annual fee payable under the Funds’ Rule 12b-1 Plans for Class A, Class B, Class C, and Class R shares is, on an annual basis: up to 0.25% of the Acquiring Fund’s, and up to 0.30% (currently contractually limited by DDLP to 0.25% through October 31, 2010 for the Acquired Fund) of the Acquired Fund’s average daily net assets of Class A shares; up to 1.00% (0.25% of which are service fees to be paid to DDLP, dealers, and others for providing personal service and/or maintaining shareholder accounts) of each Fund’s average daily net assets of Class B shares and Class C shares; and up to 0.60% (currently contractually limited by DDLP to 0.50% through August 31, 2010 for the Acquiring Fund and through October 31, 2010 for the Acquired Fund) of each Fund’s average daily net assets of Class R shares. The Boards may reduce these amounts at any time.

     Purchase, Exchange, and Redemption Procedures. Procedures for the purchase, exchange and redemption of each Fund’s shares are identical. You may refer to the Acquiring Fund Prospectus that accompanies this Proxy Statement/Prospectus under the section entitled “About Your Account” for the purchase, exchange, and redemption procedures applicable to the purchases, exchanges, and redemptions of the Acquiring Fund’s shares.

     Dividends, Distributions, and Taxes. Each Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends at least annually. Each Fund will also distribute net realized capital gains, if any, at least annually. For more information about dividends, distributions and the tax implications of investing in the Acquiring Fund, please see the Acquiring Fund Prospectus under the section entitled “About Your Account--Dividends, distributions, and taxes.”

REASONS FOR THE TRANSACTION

     Based on the considerations described below, the Boards, including the trustees who are deemed to be independent trustees (each, an “Independent Trustee” and, collectively, the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), on behalf of the Acquired Fund and the Acquiring Fund, have determined that the Transaction would be in the best interests of the Acquired Fund and the Acquiring Fund and that the interests of the Acquired Fund’s and the Acquiring Fund’s existing shareholders would not be diluted as a result of the Transaction.

     Managing mutual funds in an efficient and profitable manner requires significant assets, and DMC has been concerned about the long term viability of the Acquired Fund due to the significant decline in assets that it has experienced. The Acquired Fund has experienced a substantial decline in assets since its peak asset level of approximately $689 million in October 2007. DMC attributed the decline in assets to market volatility and underperformance of the Acquired Fund relative to its competitors. To begin to address its concerns about the Acquired Fund’s viability, in January 2010, DMC recommended a change in the Acquired Fund’s name, investment objective, investment strategy, investment policies and portfolio management team, and the Board approved the recommended changes. DMC replaced the Acquired Fund’s portfolio management team with its Focus Growth Team and the Acquired Fund was transitioned to an all-cap focus growth fund during the first quarter of 2010. DMC believed that the repositioning of the Fund could improve distribution opportunities of the Fund, which in turn could lead to improved asset growth. In May 2010, DMC recommended to the Boards that the Acquired Fund be reorganized into the Acquiring Fund, another investment company that had identical investment objectives, policies and strategies (except for one fundamental investment policy discussed below). DMC reasoned that by combining two funds that had nearly identical investment objectives, strategies and policies, potential economies of scale and other efficiencies could be recognized by combining assets of the two funds, which would allow fixed costs to be spread over a larger asset base and by reaching breakpoints in investment management fees.

     At a meeting of the Boards for the Trusts held on May 18-20, 2010, DMC presented the Plan to the Boards and provided the Boards with data and analysis regarding the proposed Transaction. At the meeting, the Boards considered a number of factors, including the following:
  The Acquired Fund’s investment objective, policies, and restrictions are identical to the investment objective, policies, and restrictions of the Acquiring Fund (except for one fundamental investment policy discussed below);

  The Acquiring Fund has had a better performance record over the 1-, 3-, and 5-year periods ending March 31, 2010;

  The relative size of the Acquired Fund as compared to the Acquiring Fund both before and after the Transaction;

  The relative past and current decline in assets of the Funds and the anticipated future inability of the Acquired Fund to achieve satisfactory asset growth as analyzed by DDLP as the Fund’s distributor;

  The relative expense ratios of the Funds and the anticipated impact of the proposed Transaction on the expense ratios of the Acquiring Fund both before and after expense caps and fee waivers;

  The proposal of DMC to contractually extend its waiver of its investment advisory fees and/or reimbursement of expenses for a period of one year after closing of the Transaction in order to prevent total annual fund operating expenses (excluding certain expenses as described below) from exceeding 1.25% of the Acquiring Fund’s average daily net assets.

  The anticipated federal income tax consequences of the Transaction with respect to each Fund and its shareholders;

  The estimated costs of the Transaction and the extent to which the Funds would bear such costs; and

  The potential benefits of the proposed Transaction for the shareholders of the Acquired Fund and the Acquiring Fund.
The Boards noted that, as a result of the Repositioning, the Funds have the same investment objectives and overall investment strategies and nearly identical investment policies. The Boards considered that since the Repositioning, the portfolio of the Acquired Fund has been managed in an identical manner to the portfolio of the Acquiring Fund and has similar holdings, which should help to provide for a relatively smooth transition for shareholders of the Acquired Fund should the Transaction be approved. A comparison of the investment objectives and strategies of the Funds is detailed further below under “Comparison of Investment Objectives, Strategies, Policies, and Risks.”

     In deciding whether to recommend approval of the Transaction to shareholders, the Boards also considered the fees and expense ratios of the Acquiring Fund and the Acquired Fund and the impact of existing and proposed contractual fee waivers on such expense ratios. The Boards considered the potential benefits afforded by a larger fund through economies of scale from the spreading of fixed costs over a larger asset base and by reaching or utilizing, to a greater extent, breakpoints in investment management fees, although there can be no assurance that operational savings will be realized. At the Board meeting, DMC informed the Boards that, with the current voluntary fee waivers and expense limitations in place at the time of the meeting, the net expenses for the Acquiring Fund were less than the net expenses of the Acquired Fund on all classes of shares. DMC has agreed to contractually extend all or a portion of its investment advisory fees and/or reimburse expenses for one year after the Transaction in order to prevent total annual fund operating expenses (excluding any Rule 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and non-routine expenses) from exceeding 1.25% of the Acquiring Fund’s average daily net assets. As a result of DMC’s proposed waivers, reimbursements and/or limitations, as the case may be, the Board noted that the pro forma net expenses of the Acquiring Fund after the Transaction will be less than the net expenses of the Acquired Fund for all share classes.

     DMC informed the Boards that the Transaction will be structured as a tax-free reorganization. DMC also informed the Boards as to the estimated cost of the Transaction, including the costs associated with the solicitation of proxies. The Boards considered that the expenses of the Transaction would be shared as follows: 40% by DMC, 25% by the Acquired Fund, and 35% by the Acquiring Fund. The total cost of the Transaction is anticipated to be approximately $112,205.

     With respect to the Transaction, independent legal counsel advised the Independent Trustees of the findings that would need to be made by the Board under Rule 17a-8 under the 1940 Act to approve a merger of affiliated funds. The Independent Trustees noted the representation by DMC that there would be no dilutive effect upon the shareholders of the Funds.

In considering approval of the agreements and the Transaction, the Independent Trustees did not identify any single factor or group of factors as all-important or controlling and considered all factors together. The Independent Trustees reported that they had considered the above-mentioned factors and reached the following conclusions with respect to their recommendations to the Board.

     The Boards approved the Plan, concluding that the Transaction is in the best interests of the Acquired Fund and the Acquiring Fund and that no dilution of value would result to the shareholders of either Fund from the Transaction. The Board of Delaware Group® Equity Funds III then decided to recommend that shareholders of the Acquired Fund vote to approve the Transaction. The Boards approving the Plan and making the foregoing determinations included all of the Independent Trustees.

FOR THE REASONS DISCUSSED ABOVE, THE BOARD OF
DELAWARE GROUP® EQUITY FUNDS III, ON BEHALF OF THE ACQUIRED FUND,
UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR THE PROPOSAL.

     If the shareholders of the Acquired Fund do not approve the Plan, the Board of Delaware Group Equity Funds III may consider other possible courses of action for the Acquired Fund, including liquidation and dissolution.

INFORMATION ABOUT THE TRANSACTION AND THE PLAN

     This is only a summary of the Plan. You should read the actual Plan relating to the Transaction, which is attached as Exhibit A to this Proxy Statement/Prospectus and is incorporated herein by reference.

How will the Transaction be carried out?

     If the shareholders of the Acquired Fund approve the Plan, the Transaction will take place after the parties to the Plan satisfy various conditions.

     If the shareholders of the Acquired Fund approve the Plan, the Acquired Fund will deliver to the Acquiring Fund substantially all of its assets on the Closing Date. In exchange, Delaware Group Equity Funds III, on behalf of the Acquired Fund, will receive Acquiring Fund shares to be distributed pro rata to the Acquired Fund’s shareholders. The value of the assets to be delivered to the Acquiring Fund shall be the value of such assets computed as of the close of business of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time) on the last business day prior to the Closing Date. A business day is any day that the NYSE is open for business (“Business Day”).

     If the Transaction is approved, the stock transfer books of the Acquired Fund will be permanently closed as of the close of business of the NYSE on the Business Day before the Closing Date. The Acquired Fund will accept requests for redemption only if received in proper form before that time. Requests received after that time will be considered requests to redeem shares of the Acquiring Fund.

     To the extent permitted by law, the Plan may be amended without shareholder approval at the direction of the Boards. A Board may also agree to terminate and abandon the Transaction at any time before or after the approval of shareholders of the Acquired Fund prior to the Closing Date, or may terminate and abandon the Transaction if certain conditions required under the Plan have not been satisfied.

Who will pay the expenses of the Transaction?

     The expenses resulting from the Acquired Fund’s participation in the Transaction, including solicitation of proxies, will be shared by the following parties in the percentages indicated: 25% by the Acquired Fund, 35% by the Acquiring Fund, and 40% by DMC. The total cost of the Transaction is projected to be approximately $112,205. The Funds will bear these Transaction costs without regard to any of the expense limits noted above.

What are the federal income tax consequences of the Transaction?

     The following is a general summary of the material federal income tax consequences of the Transaction and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the “Code”), the existing U.S. Treasury Regulations thereunder, current administrative rulings of the Internal Revenue Service and published judicial decisions, all of which are subject to change.

     The Transaction is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the “Code”). Based on certain assumptions made and representations to be made on behalf of the Acquired Fund and the Acquiring Fund, it is expected that Stradley Ronon Stevens & Young, LLP will provide a legal opinion, for federal income tax purposes to the effect that: (i) shareholders of the Acquired Fund will not recognize any gain or loss as a result of the exchange of their shares of the Acquired Fund for shares of the Acquiring Fund; (ii) the Acquiring Fund and its shareholders will not recognize any gain or loss upon receipt of the Acquired Fund’s assets; and (iii) the holding period and aggregate tax basis for Acquiring Fund shares that are received by an Acquired Fund shareholder will be the same as the holding period and aggregate tax basis of the shares of the Acquired Fund previously held by such shareholder. Such opinion of counsel may state that no opinion is expressed as to the effect of the Transaction on the Funds or any shareholder with respect to any transferred asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes on the termination or transfer thereof under a mark-to-market system of accounting.

     Opinions of counsel are not binding upon the Internal Revenue Service or the courts. If the Transaction is consummated but does not qualify as a tax free reorganization under the Code, and thus is taxable, the Acquired Fund would recognize gain or loss on the transfer of its assets to Acquiring Fund and each shareholder of Acquired Fund would recognize a taxable gain or loss equal to the difference between its tax basis in its Acquired Fund shares and the fair market value of the shares of Acquiring Fund it received.

     Acquired Fund Dividend Distribution. Before the Transaction, the Acquired Fund expects to distribute ordinary income and realized capital gains (net of available capital loss carryovers) on account of the short-period through the closing date, if any, to shareholders.

     General Limitations on Capital Losses. The Acquiring Fund will succeed to the capital loss carryovers of the Acquired Fund, subject to certain limitations discussed below. Capital losses are used to reduce the amount of realized capital gains that a Fund would otherwise distribute to shareholders to avoid entity-level tax. Capital losses can generally be carried forward to each of the eight (8) taxable years succeeding the loss year to offset future capital gains. The taxable year of the Acquired Fund that ends on the Closing Date and the remaining portion of the Acquiring Fund’s taxable year post-closing each are treated as separate taxable years, thereby resulting in an earlier expiration of the Acquired Fund’s capital loss carryovers than would otherwise occur.

     A Fund’s capital losses are also subject to an annual limitation if there is a more than 50% change in ownership of a Fund. The reorganization of the Acquired Fund, as the smaller of the two Funds, will result in a more than 50% “change in ownership” of the Acquired Fund on a combined basis in that its shareholders will own less than 50% of the outstanding shares of the Acquiring Fund immediately after the Transaction. As a result, any capital loss carryovers of the Acquired Fund, together with any current year loss and net unrealized depreciation in the value of its assets (collectively, its “aggregate capital loss carryovers”), will be subject to an annual limitation for federal income tax purposes. Losses in excess of the limitation may be carried forward to succeeding tax years, subject to the overall eight-year limitation. In general, the annual limitation will equal the aggregate net asset value of the Acquired Fund on the Closing Date multiplied by the long-term tax-exempt rate published by the Internal Revenue Service for ownership changes during the month in which the Transaction closes. The annual limitation for the first period ending after the Closing Date will be prorated based on the number of days remaining post-closing in the Acquiring Fund’s taxable year. The total capital loss carryovers of the Funds, and the approximate annual limitation on the use of the Acquired Fund’s aggregate capital loss carryovers following the Transaction are as follows:

		Growth Equity	Select Growth Fund
		Fund (Acquired) As	(Acquiring) As of
Line		of June 30, 2010 (1)	April 30, 2010
1	Capital Loss Carryovers (2)
2	Expiring 2017-2018	($83,856,314)
3	Expiring 2011-2018		($233,778,615)
4	Aggregate Capital Loss Carryovers	($83,856,314)	($233,778,615)
5	Net unrealized appreciation in value of
	investments on a tax basis	$165,381	$48,055,465
6	Unrealized appreciation in investments as a
	percentage of net asset value [L5/L7]	0.1%	19.3%
7	Net Asset Value	$144,429,465	$248,987,758
8	Long-Term Tax-Exempt Rate (July 2010)	4.01%	n/a
9	Approximate Annual Limitation [L7xL8]	$5,791,622	n/a

(1) The numbers for Acquired Fund are estimates (unaudited).
(2) As of the Acquired Fund’s fiscal year ended June 30, 2010; Acquiring Fund’s fiscal year ended April 30, 2010.

     This annual limitation on use of the Acquired Fund’s aggregate capital loss carryovers likely will be material, although that depends on the facts at time of the closing the Transaction. However, the aggregate capital loss carryovers of the Acquiring Fund may continue to be available, provided the Acquiring Fund is the larger of the two Funds on the Closing Date. This being the case, the benefits of Acquiring Fund’s aggregate capital loss carryovers will accrue post-Transaction to all Fund shareholders, including those of Acquired Fund. This might be viewed as resulting in some reduction in the available tax benefits for the shareholders of Acquiring Fund, although such capital loss carryovers are a tax benefit only to the extent such losses offset future capital gains.

     Additionally, the capital losses of the Acquired Fund that may be used by the Acquiring Fund for the taxable year first ending after the Closing Date will be limited to an amount equal to the capital gain net income of the Acquiring Fund for such taxable year (excluding capital loss carryovers) treated as realized post-closing based on the number of days remaining in such year. This rule may have the effect of limiting the use of the Acquired Fund’s capital losses to offset its own “built-in gains” realized post-closing in such first taxable year. Also, if either Fund has a net unrealized built-in gain at the time of the Transaction that is realized by the Acquiring Fund in the five-year period beginning on the Closing Date, such built-in gains when realized may not be offset by the pre-reorganization losses (including capital loss carryovers) built-in to the other Fund at the time of the Transaction.

     The ability of the Acquiring Fund to absorb its own capital loss carryovers and those of the Acquired Fund post-closing depends upon a variety of factors that can not be known in advance. Where one or more of the limitations discussed above apply, substantially all of a Fund’s capital loss carryovers may become permanently unavailable the effect of which may be to accelerate the recognition of taxable gain by shareholders of the Acquiring Fund (post-closing), including those shareholders that had been shareholders of the Acquired Fund.

     Appreciation in Value of Investments. Buying shares in a fund that has material unrealized appreciation in portfolio investments may be less tax efficient than buying shares in a fund with no such unrealized appreciation in value of investments. Conversely, buying shares in a fund with unrealized depreciation in value of investments may be more tax efficient because such deprecation when realized will offset other capital gains that might otherwise be distributed to shareholders causing the shareholders to pay tax on such distributions. These same considerations apply in the case of a reorganization. The shareholders of both Funds will be subject to either greater or less appreciation (depreciation) in value of portfolio investments as a result of the Transaction. Based on the Acquired Fund’s net unrealized appreciation in value of investments on a tax basis as a percentage of its net asset value of 0.1% at June 30, 2010 compared to that of the Acquiring Fund of 19.3% at April 30, 2010, and of 12.3% on a combined basis, the shareholders of the Acquired Fund will be exposed to more unrealized appreciation in value of investments post-Transaction relative to what they are presently exposed.

     Tracking Your Basis and Holding Period; State and Local Taxes. After the Transaction, you will continue to be responsible for tracking the adjusted tax basis and holding period for your shares for federal income tax purposes. You should consult your tax adviser regarding the effect, if any, of the Transaction in light of your individual circumstances. You should also consult your tax adviser about the state and local tax consequences, if any, of the Transaction because this discussion only relates to the federal income tax consequences of the Transaction.

What should I know about shares of the Acquiring Fund?

     If the Transaction is approved, full and fractional shares of the Acquiring Fund will be distributed to shareholders of the Acquired Fund in accordance with the procedures described above. When issued, each share will be validly issued and fully paid and non-assessable and have full voting rights. The shares of the Acquiring Fund will be recorded electronically in each shareholder’s account. The Acquiring Fund will then send a confirmation to each shareholder. As of the Closing Date, any outstanding certificates, if any, representing shares of the Acquired Fund will be cancelled.

     The Acquiring Fund shares to be issued in the Transaction have the same rights and privileges as your Acquired Fund shares. For example, all shares have non-cumulative voting rights. This gives holders of more than 50% of the shares voting the ability to elect all of the members of the Board. If this happens, holders of the remaining shares voting will not be able to elect any trustees.

     Like the Acquired Fund, the Acquiring Fund does not routinely hold annual meetings of shareholders. The Acquiring Fund may hold special meetings for matters requiring shareholder approval. A meeting of the Acquiring Fund’s shareholders may also be called at any time by the Board or by the chairperson of the Board or by the president.

     For purposes of calculating any applicable contingent deferred sales charges, the period you have held your shares in the Acquired Fund will be counted toward, and carried over as, the holding period of the shares you receive in the Acquiring Fund as part of the Transaction.

What vote is necessary to approve the Plan?

     Provided that Quorum requirements (as defined below) have been satisfied, the Plan must be approved by a Majority Vote, meaning the affirmative vote of the lesser of: (1) more than 50% of the outstanding voting securities of the Acquired Fund; or (2) 67% or more of the voting securities of the Acquired Fund present at the Meeting if the holders of more than 50% of the Acquired Fund’s outstanding voting securities are present or represented by proxy. With respect to the Acquired Fund, “Quorum” means one-third (33 1/3%) of the shares entitled to vote at the Meeting are present in person or represented by proxy at the Meeting.

What are the capitalizations of the Funds and what might the capitalization be after the Transaction?

     The following table sets forth, as of April 30, 2010, the separate capitalizations of the Acquiring Fund and the Acquired Fund, and the estimated capitalization of the Acquiring Fund as adjusted to give effect to the proposed Transaction. The capitalization of the Acquiring Fund is likely to be different if and when the Transaction is actually consummated.

			Pro Forma	Acquiring
			Adjustments to	Fund after
	Acquired Fund	Acquiring Fund	Capitalization (1)	Transaction
	(unaudited)	(audited)	(unaudited)	(unaudited)
Net assets (all classes)	$165,411,027	$248,987,758	($67,322)	$414,331,463
Total shares outstanding	11,705,510	9,063,906	(5,531,902)	15,237,514

Class A net assets	$91,774,405	$150,016,139	($39,224)	$241,751,320
Class A shares outstanding	6,342,760	5,367,410	(3,059,213)	8,650,957
Class A net asset value per share	$14.47	$27.95		$27.95

Class B net assets	$20,859,307	$15,011,424	($5,905)	$35,864,826
Class B shares outstanding	1,552,826	606,240	(710,428)	1,448,638
Class B net asset value per share	$13.43	$24.76		$24.76

Class C net assets	$34,883,839	$29,502,208	($10,569)	$64,375,478
Class C shares outstanding	2,597,056	1,204,407	(1,172,965)	2,628,498
Class C net asset value per share	$13.43	$24.50		$24.49

Class R net assets	$2,391,421	$806,850	($533)	$3,197,738
Class R shares outstanding	167,218	29,413	(80,042)	116,589
Class R net asset value per share	$14.30	$27.43		$27.43

Institutional Class net assets	$15,502,055	$53,651,137	($11,091)	$69,142,101
Institutional Class shares	1,045,650	1,856,436	(509,254)	2,392,832
outstanding
Institutional Class net asset	$14.83	$28.90		$28.90
value per share

(1) Adjustments reflect the costs of the Transaction incurred by each Fund.

COMPARISON OF INVESTMENT OBJECTIVES, STRATEGIES, POLICIES, AND RISKS

     This section describes the investment objectives, principal investment strategies, and the key investment policies of the Funds, as well as the risks associated with such objectives, strategies, and policies. For a complete description of the Acquiring Fund’s investment strategies, policies, and risks, you should read the Acquiring Fund Prospectus, which is included with this Proxy Statement/Prospectus.

     On January 19, 2010, the Board of Trustees of the Acquired Fund approved changes to its name, investment objective, investment strategies, and policies to reposition the Acquired Fund as a focus growth equity fund. The Acquired Fund’s policy requiring that it invest at least 80% of its net assets in U.S. service or service related companies across the economic spectrum was eliminated and replaced with a focus growth strategy of investing primarily in common stocks of companies of any size or market capitalization. The Acquired Fund was transitioned to a focus growth fund during the first quarter 2010.

Are there any significant differences between the investment objectives of the Acquired Fund and the Acquiring Fund?

     The investment objective of the Acquired Fund is identical to the investment objective of the Acquiring Fund. Both Funds seek long-term capital appreciation. Both Funds attempt to achieve their objective by investing primarily in equity securities of companies that DMC believes have the potential for sustainable free cash flow growth. Each Fund’s investment objective is non-fundamental and may be changed without prior shareholder approval. If the objectives were changed, the Funds would notify shareholders at least 60 days before the change in the objective became effective.

Are there any significant differences between the investment strategies and policies of the Acquired Fund and the Acquiring Fund?

     As a result of the Repositioning, the overall investment strategies and policies of the Acquired Fund are identical, to the investment strategies and policies of the Acquiring Fund (except for one fundamental investment policy discussed below). The Fund invests primarily in common stocks of companies that DMC believes have long-term capital appreciation potential and are expected to grow faster than the U.S. economy. DMC will consider companies of any size or market capitalization. For both Funds, DMC researches individual companies and analyzes economic and market conditions, seeking to identify the securities or market sectors that DMC thinks are the best investments for the Funds. Specifically, DMC looks for structural changes in the economy, industry or product cycle changes, or changes in management, targeting those companies that can best capitalize on such changes. The following is a description of how the portfolio managers pursue the Funds’ investment objective.

     DMC strives to identify companies that offer the potential for long-term price appreciation because they are likely to experience sustainable free cash flow growth. Using a bottom-up approach, DMC looks for companies that:
  have large end market potential or dominance of a profitable niche market, dominant business models, and strong free cash flow generation;

  demonstrate operational and scale efficiencies;

  have demonstrated expertise for capital allocation; and

  have clear shareholder-oriented governance and compensation policies.
     All of these factors give insight into the outlook for a company, helping to identify companies that DMC believes are poised for sustainable free cash flow growth. DMC believes that sustainable free cash flow growth, if it occurs, may result in price appreciation for the company's stock.

     DMC maintains a diversified portfolio, typically holding a mix of different stocks, representing a wide array of industries and a mix of small-, medium-, and large-sized companies. Both Funds will invest at least 80% of their net assets in equity securities and may invest up to 20% of their total assets in foreign securities (including global and American depository receipts) of which 20% may be invested in emerging markets. Each Fund may invest up to 15% of its net assets in illiquid securities and may invest in privately placed securities whose resale is restricted under U.S. securities laws. Other investment strategies that the Funds may use include investment in futures, options, debt securities of government or corporate issuers, investment company securities, when-issued and delayed delivery securities and initial public offerings. Both Funds may borrow money from banks as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions; lend up to 25% of their assets to qualified broker/dealers or institutional investors for their use in securities transactions; use repurchase agreements as short-term investments for a Fund’s cash position, or make temporary investments in cash or cash equivalents or other high quality short-term investments in response to unfavorable market conditions.

How do the fundamental investment restrictions of the Funds differ?

     The Funds have adopted almost identical fundamental investment restrictions. The only difference between the Acquiring Fund’s and the Acquired Fund’s fundamental investment restrictions is that the Acquired Fund, unlike the Acquiring Fund, makes investments, from time to time, that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or SEC staff interpretations thereof) of its investments in the securities of issuers within various industries or industry groupings. The Funds may not change any of their fundamental investment restrictions without a Majority Vote (as defined above) of its shareholders. The Acquiring Fund’s fundamental investment restrictions are listed in the Acquiring Fund SAI, which is incorporated by reference into the Statement of Additional Information relating to this Prospectus/Proxy Statement and is available upon request.

What are the risk factors associated with investments in the Funds?

     Like all investments, an investment in each Fund involves risk. There is no assurance that a Fund will meet its investment objective. A Fund’s ability to achieve its investment objective will depend, among other things, on the portfolio managers’ analytical and portfolio management skills. As with many investments in mutual funds, the best results are generally achieved when investments in the Funds are held for a number of years.

     Investments in the Funds are subject to several risks, which are summarized below.

     Market risk. Market risk is the risk that all or a majority of the securities in a certain market - like the stock or bond market - will decline in value because of economic conditions, future expectations, or investor confidence.

     Industry and security risk. Industry risk is the risk that the value of the securities in a particular industry will decline because of changing expectations for the performance of that industry. Security risk is the risk that the value of an individual stock or bond will decline because of changing expectations for the performance of the individual company issuing the stock or bond (due to situations that could range from decreased sales to events such as pending mergers or actual or threatened bankruptcy).

     Issuer concentration risk. The Funds’ portfolios generally hold 40 to 60 securities, although from time to time, the portfolios may hold fewer or more securities depending on DMC’s assessment of the investment opportunities available. This allows DMC to focus on the potential of those particular issuers, but it also means that the Funds may be more volatile than those funds that hold a greater number of securities.

     Company size risk. Company size risk is the risk that prices of small- and medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

     Futures and options risk. Futures and options risk is the possibility that a Fund may experience a loss if it employs an options or futures strategy related to a security or a market index and that security or index moves in the opposite direction from what DMC anticipated. Futures and options also involve additional expenses, which could reduce any benefit or increase any loss that a Fund gains from using the strategy.

     Interest rate risk. Interest rate risk is the risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because small and medium sized companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.

     Liquidity risk. Liquidity risk is the possibility that securities cannot be readily sold, within seven days, at approximately the price at which a Fund has valued them.

     Counterparty risk. If a Fund enters into a derivative contract (such as a swap, futures, or options contract) or a repurchase agreement, it will be subject to the risk that the counterparty to such a contract or agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization). As a result, a Fund may experience significant delays in obtaining any recovery, may only obtain a limited recovery, or may obtain no recovery at all.

     Government and regulatory risk. Governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets. Government involvement in the private sector may, in some cases, include government investment in, or ownership of, companies in certain commercial business sectors; wage and price controls; or imposition of trade barriers and other protectionist measures. For example, an economic or political crisis may lead to price controls, forced mergers of companies, expropriation, the creation of government monopolies, or other measures that could be detrimental to the investments of a Fund.

     Foreign risk. Foreign risk is the risk that foreign securities may be adversely affected by political instability, changes in currency exchange rates, foreign economic conditions, or inadequate regulatory and accounting standards.

     Emerging markets risk. Emerging markets risk is the possibility that the risks associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, in many emerging markets, there is substantially less publicly available information about issuers and the information about issuers and the information that is available tends to be of a lesser quality. Economic structures and markets tend to be less mature and diverse and the securities markets which are subject to less government regulation or supervision may also be smaller, less liquid, and subject to greater price volatility.

     Political risk. Political risk is the risk that countries or an entire region may experience political instability. This may cause greater fluctuation in the value and liquidity of investments due to changes in currency exchange rates, governmental seizures, or nationalization of assets.

     Currency risk. Currency risk is the risk that the value of a Fund’s investments may be negatively affected by changes in foreign currency exchange rates. Adverse changes in exchange rates may reduce or eliminate any gains produced by investments that are denominated in foreign currencies and may increase any losses.

     Information risk. Information risk is the risk that foreign companies may be subject to different accounting, auditing, and financial reporting standards than U.S. companies. There may be less information available about foreign issuers than domestic issuers. Furthermore, regulatory oversight of foreign issuers may be less stringent or less consistently applied than in the U.S.

     Inefficient market risk. Inefficient market risk is the risk that foreign markets may be less liquid, have greater price volatility, less regulation, and higher transaction costs than U.S. markets.

     Transaction costs risk. Transaction costs risk relates to the costs of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, which may be higher than those involved in domestic transactions.

     Derivatives risk. Derivatives risk is the possibility that a Fund may experience a significant loss if it employs a derivatives strategy (including a strategy involving swaps such as interest rate swaps, index swaps, and credit default swaps) related to a security or a securities index and that security or index moves in the opposite direction from what the portfolio management team had anticipated. Derivatives also involve additional expenses, which could reduce any benefit or increase any loss to a Fund from using the strategy.

     A more complete discussion of the risks of an investment in the Acquiring Fund is included in the Acquiring Fund Prospectus, which is enclosed with this Prospectus/Proxy Statement, under “The risks of investing in the Fund,” and in the Acquiring Fund’s Statement of Additional Information, under “Investment Strategies and Risks.” A more complete discussion of the risks of an investment in the Acquired Fund is included in the Acquired Fund’s Prospectus, under “The risks of investing in the Fund.”

MORE INFORMATION ABOUT THE FUNDS

     Transfer Agency Services. Delaware Service Company, Inc. (“DSC”), 2005 Market Street, Philadelphia, Pennsylvania 19103, an affiliate of DMC, acts as the shareholder servicing, dividend disbursing, and transfer agent for each Fund and for other mutual funds in the Delaware Companies.

     Custodial Services. The Bank of New York Mellon (“BNY Mellon”), is the custodian of the securities and other assets of the Funds. The main office of BNY Mellon is One Wall Street, New York, NY 10286.

     Fund Accounting Services. BNY Mellon currently also provides fund accounting and financial administration services to each Fund. Those services include performing or overseeing all functions related to calculating each Fund’s net asset value and providing financial reporting services, regulatory compliance testing and other related accounting services.

     Oversight Services. DSC also provides fund accounting and financial administration oversight services to the Funds. Those services include overseeing the Funds’ pricing process, the calculation and payment of fund expenses, and financial reporting in shareholder reports, registration statements, and other regulatory filings.

     Additional Information. More information about the Acquiring Fund is included in: (i) the Acquiring Fund Prospectuses, which are included with and considered a part of this Proxy Statement/Prospectus; (ii) the Acquiring Fund SAI; (iii) the Statement of Additional Information; and (iv) the Acquiring Fund Annual Report for the fiscal year ended April 30, 2010. More information about the Acquired Fund is included in (i) the Acquired Fund Prospectus; (ii) the Acquired Fund SAI; (iii) the Statement of Additional Information; and (iv) the Acquired Fund Semi-Annual Report for the fiscal period ended December 31, 2009. You may request free copies of these documents which have been filed with the SEC, by calling (800) 523-1918 or (800) 362-7500 or by writing to the Trust at Attention: Account Services, P.O. Box 219656, Kansas City, MO 64121-9656 by regular mail or 430 W. 7th Street, Kansas City, MO 64105 by overnight courier service.

     This Proxy Statement/Prospectus, which constitutes part of a Registration Statement filed by the Acquiring Fund with the SEC under the Securities Act of 1933, as amended, omits certain information contained in such Registration Statement. Reference is hereby made to the Registration Statement and to the exhibits and amendments thereto for further information with respect to the Acquiring Fund and the shares it offers. Statements contained herein concerning the provisions of documents are necessarily summaries of such documents, and each such statement is qualified in its entirety by reference to the copy of the applicable document filed with the SEC.

     Each Fund also files proxy materials, reports, and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act. These materials can be inspected and copied at the public reference facilities maintained by the SEC, 100 F Street, N.E., Room 1580, Washington, D.C. 20549 and the following regional offices of the SEC: New York Regional Office, 3 World Financial Center, Suite 400, New York, New York 10281; Miami Regional Office, 801 Brickell Avenue, Suite 1800, Miami, Florida 33131; Chicago Regional Office, 175 West Jackson Boulevard, Suite 900, Chicago, Illinois 60604; Denver Regional Office, 1801 California Street, Suite 1500, Denver, Colorado 80202; Los Angeles Regional Office, 5670 Wilshire Boulevard, Suite 1100, Los Angeles, California 90036; Atlanta Regional Office, 3475 Lenox Road, NE., Suite 1000, Atlanta, Georgia 30326; Boston Regional Office, 33 Arch Street, 23rd Floor, Boston, Massachusetts 02110; Fort Worth Regional Office, Burnett Plaza, Suite 1900, 801 Cherry Street, Unit #18, Fort Worth, Texas 76102; Philadelphia Regional Office, 701 Market Street, Suite 2000, Philadelphia, Pennsylvania 19106; Salt Lake City Regional Office, 15 W. South Temple Street, Suite 1800, Salt Lake City, Utah 84101; and San Francisco Regional Office, 44 Montgomery Street, Suite 2600, San Francisco, California 94104. Also, copies of such material can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549, at prescribed rates or from the SEC’s Web site at www.sec.gov. To request information regarding the Funds, you may also send an e-mail to the SEC at publicinfo@sec.gov.

VOTING INFORMATION

How will the shareholder voting be handled?

     Only shareholders of record of the Acquired Fund at the close of business on June 21, 2010 (the “Record Date”), will be entitled to notice of and to vote at the Meeting on the matters described in this Proxy Statement/Prospectus, and will be entitled to one vote for each full share and a fractional vote for each fractional share that they hold. If sufficient votes to approve the Proposal are not received by the date of the Meeting, the Meeting may be adjourned to permit further solicitations of proxies. A majority of the votes cast by shareholders of the Acquired Fund present in person or by proxy at the Meeting (whether or not sufficient to constitute a Quorum) may adjourn the Meeting. The Meeting may also be adjourned by the chairperson of the Meeting. It is anticipated that the persons named as proxies on the enclosed proxy cards will use the authority granted to them to vote on adjournment in their discretion.

     Abstentions and broker non-votes will be included for purposes of determining whether a Quorum is present at the Meeting for a particular matter, and will have the same effect as a vote “against” the Proposal. Broker non-votes are proxies from brokers or nominees indicating that such persons have not received voting instructions from the beneficial owner or other person entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power.

How do I ensure my vote is accurately recorded?

     You may attend the Meeting and vote in person. You may also vote by completing, signing, and returning the enclosed proxy card in the enclosed postage paid envelope, or by telephone or through the Internet. If you return your signed proxy card or vote by telephone or through the Internet, your vote will be officially cast at the Meeting by the persons appointed as proxies. A proxy card is, in essence, a ballot. If you simply sign and date the proxy card but give no voting instructions, your shares will be voted in favor of the Proposal and in accordance with the views of management upon any unexpected matters that come before the Meeting or adjournment of the Meeting. If your shares are held of record by a broker/dealer and you wish to vote in person at the Meeting, you should obtain a legal proxy from your broker of record and present it at the Meeting.

May I revoke my proxy?

     Shareholders may revoke their proxy at any time before it is voted by sending a written notice to Delaware Group Equity Funds III expressly revoking their proxy, by signing and forwarding to Delaware Group Equity Funds III a later-dated proxy, or by attending the Meeting and voting in person. If your shares are held in the name of your broker, you will have to make arrangements with your broker to revoke a previously executed proxy.

What other matters will be voted upon at the Meeting?

     The Board of Delaware Group Equity Funds III does not intend to bring any matters before the Meeting with respect to the Acquired Fund other than those described in this Proxy Statement/Prospectus. The Board of Delaware Group Equity Funds III is not aware of any other matters to be brought before the Meeting with respect to the Acquired Fund by others. If any other matter legally comes before the Meeting, proxies for which discretion has been granted will be voted in accordance with the views of management.

Who is entitled to vote?

     Only shareholders of record on the Record Date will be entitled to vote at the Meeting. On the Record Date, the number of outstanding shares of each class of the Acquired Fund entitled to vote are as follows:

Number of Shares entitled to Vote
Class A	6,090,847.96
Class B	1,450,409.50
Class C	2,506,978.93
Class R	163,080.42
Institutional Shares	1,030,246.93
Total	11,241,563.74

     The vote for the Transaction will be on a Fund wide basis and not on a class by class basis.

What other solicitations will be made?

     This proxy solicitation is being made by the Board of Delaware Group Equity Funds III for use at the Meeting. The cost of this proxy solicitation will be shared as set forth below. In addition to solicitation by mail, solicitations also may be made by advertisement, telephone, telegram, facsimile transmission or other electronic media, or personal contacts. Delaware Group Equity Funds III will request broker/dealer firms, custodians, nominees, and fiduciaries to forward proxy materials to the beneficial owners of the shares of record. Delaware Group Equity Funds III may reimburse broker/dealer firms, custodians, nominees, and fiduciaries for their reasonable expenses incurred in connection with such proxy solicitation. In addition to solicitations by mail, officers and employees of Delaware Group Equity Funds III, Delaware Management Business Trust and their affiliates, without extra pay, may conduct additional solicitations by telephone, telecopy, and personal interviews. Delaware Group Equity Funds III has engaged The Altman Group, Inc. (“Altman Group”) to solicit proxies from brokers, banks, other institutional holders and individual shareholders at an anticipated cost of approximately $32,574, including out of pocket expenses, which will be borne as described below. Fees and expenses may be greater depending on the effort necessary to obtain shareholder votes. Delaware Group Equity Funds III has also agreed to indemnify Altman Group against certain liabilities and expenses, including liabilities under the federal securities laws. Delaware Group Equity Funds III expects that the solicitations will be primarily by mail, but also may include telephone, telecopy, or oral solicitations.

     As the Meeting date approaches, certain shareholders of the Acquired Fund may receive a telephone call from a representative of Altman Group if their votes have not yet been received. Proxies that are obtained telephonically will be recorded in accordance with the procedures described below. These procedures are designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined.

     In all cases where a telephonic proxy is solicited, the Altman Group representative is required to ask for each shareholder’s full name and address, or the zip code or employer identification number, and to confirm that the shareholder has received the proxy materials in the mail. If the shareholder is a corporation or other entity, the Altman Group representative is required to ask for the person’s title and confirmation that the person is authorized to direct the voting of the shares. If the information solicited agrees with the information provided to Altman Group, then the Altman Group representative has the responsibility to explain the process, read the Proposal listed on the proxy card and ask for the shareholder’s instructions on the Proposal. Although the Altman Group representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than to read any recommendation set forth in this Proxy Statement/Prospectus. Altman Group will record the shareholder’s instructions on the card. Within 72 hours, the shareholder will be sent a letter or mailgram to confirm his or her vote and asking the shareholder to call Altman Group immediately if his or her instructions are not correctly reflected in the confirmation.

Who will pay the expenses of the Proposal?

     The costs of the Transaction, including the costs of soliciting proxies in connection with the Meeting, will be shared by the following parties in the percentages indicated: 25% by the Acquired Fund, 35% by the Acquiring Fund, and 40% by DMC. The total costs of the Transaction are estimated to be approximately $112,205.

How do I submit a shareholder proposal?

     The governing instruments of the Delaware Group Equity Funds III do not require that the Acquired Fund hold annual meetings of shareholders. The Acquired Fund is, however, required to call meetings of shareholders in accordance with the requirements of the 1940 Act to seek approval of new or material amendments to advisory arrangements or of a change in the fundamental investment policies, objectives or restrictions of the Acquired Fund. Delaware Group Equity Funds III also would be required to hold a shareholder meeting to elect new Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders. Delaware Group Equity Funds III’s governing instruments generally provide that a shareholder meeting may be called by a majority of the Trustees, the Chairperson of the Board, or the President of the Delaware Group Equity Funds III.

     Shareholders of the Acquired Fund wishing to submit proposals for inclusion in a proxy statement for a shareholder meeting must send their written proposal to the Acquired Fund within a reasonable time before the Board’s solicitation relating to that meeting is to be made. Shareholder proposals must meet certain legal requirements established by the SEC, so there is no guarantee that a shareholder’s proposal will actually be included in the proxy statement. The persons named as proxies in future proxy materials of the Acquired Fund may exercise discretionary authority with respect to any shareholder proposal presented at any subsequent shareholder meeting if written notice of that proposal has not been received by the Acquired Fund within a reasonable period of time before the Board’s solicitation relating to that meeting is made. Written proposals with regard to the Acquired Fund should be sent to the Secretary of Delaware Group Equity Funds III, David F. Connor, at the address of the Acquired Fund given above.

PRINCIPAL HOLDERS OF SHARES

     On the Record Date, the officers and Trustees of each Trust, as a group, owned less than 1% of the outstanding voting shares of each Fund, or class thereof.

     To the best knowledge of the Trusts, as of the Record Date, no person, except as set forth in the table at Exhibit B, owned of record 5% or more of the outstanding shares of any class of the Acquired Fund or the Acquiring Fund. Except as noted therein, the Trusts have no knowledge of beneficial ownership.

EXHIBITS TO
PROXY STATEMENT/PROSPECTUS

Exhibit A -	Agreement and Plan of Reorganization between Delaware Group® Equity Funds III, on behalf of the Delaware Growth Equity Fund, and Voyageur Mutual Funds III, on behalf of the Delaware Select Growth Fund

Exhibit B -	Principal Holders of Shares

EXHIBIT A

AGREEMENT AND PLAN OF REORGANIZATION

          This AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”), made as of this 20th day of May, 2010, by and between Voyageur Mutual Funds III, a statutory trust created under the laws of the State of Delaware, with its principal place of business at 2005 Market Street, Philadelphia, Pennsylvania 19103, on behalf of its series, Delaware Select Growth Fund (“Acquiring Fund”), and Delaware Group Equity Funds III, a statutory trust created under the laws of the State of Delaware, with its principal place of business also at 2005 Market Street, Philadelphia, Pennsylvania 19103, on behalf of its series, Delaware Growth Equity Fund (“Acquired Fund”). Delaware Management Company, a series of Delaware Management Business Trust, joins this Agreement solely for purposes of Sections 10 and 13(b).

PLAN OF REORGANIZATION

          The reorganization (hereinafter referred to as the “Plan”) will consist of: (i) the acquisition by Voyageur Mutual Funds III on behalf of Acquiring Fund of substantially all of the property, assets and goodwill of Acquired Fund in exchange solely for (a) shares of beneficial interest, without par value, of Acquiring Fund – Class A (“Acquiring Fund Class A Shares”), (b) shares of beneficial interest, without par value, of Acquiring Fund – Class B (“Acquiring Fund Class B Shares”), (c) shares of beneficial interest, without par value, of Acquiring Fund – Class C (“Acquiring Fund Class C Shares”), (d) shares of beneficial interest, without par value, of Acquiring Fund – Class R (“Acquiring Fund Class R Shares”), and (e) shares of beneficial interest, without par value, of Acquiring Fund – Institutional Class (“Acquiring Fund Institutional Class Shares”); (ii) the distribution of (a) Acquiring Fund Class A shares to the holders of Acquired Fund – Class A shares (“Acquired Fund Class A Shares”), (b) Acquiring Fund Class B Shares to the holders of Acquired Fund – Class B shares (“Acquired Fund Class B Shares”), (c) Acquiring Fund Class C Shares to the holders of Acquired Fund – Class C shares (“Acquired Fund Class C Shares”), (d) Acquiring Fund Class R shares to the holders of Acquired Fund – Class R shares (“Acquired Fund Class R Shares”), (e) Acquiring Fund Institutional Class shares to the holders of Acquired Fund – Institutional Class shares (“Acquired Fund Institutional Class Shares”), according to their respective interests in complete liquidation of Acquired Fund; and (iii) the dissolution of Acquired Fund as soon as practicable after the closing (as referenced in Section 3 hereof, hereinafter called the “Closing”), all upon and subject to the terms and conditions of this Agreement hereinafter set forth.

A-1

AGREEMENT

          In order to consummate the Plan and in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:

     1. Sale and Transfer of Assets, Liquidation and Dissolution of Acquired Fund

          (a) Subject to the terms and conditions of this Agreement, and in reliance on the representations and warranties of Voyageur Mutual Funds III herein contained, and in consideration of the delivery by Voyageur Mutual Funds III of the number of its shares of beneficial interest of Acquiring Fund hereinafter provided, Delaware Group Equity Funds III, on behalf of Acquired Fund, agrees that it will sell, convey, transfer and deliver to Voyageur Mutual Funds III, on behalf of Acquiring Fund, at the Closing provided for in Section 3, all of the then existing assets of Acquired Fund as of the close of business (which hereinafter shall be, unless otherwise noted, the regular close of business of the New York Stock Exchange, Inc. (“NYSE”)) (“Close of Business”) on the valuation date (as defined in Section 3 hereof, hereinafter called the “Valuation Date”), free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders’ rights of redemption and such restrictions as might arise under the Securities Act of 1933, as amended (the “1933 Act”), with respect to privately placed or otherwise restricted securities that Acquired Fund may have acquired in the ordinary course of business), except for cash, bank deposits, or cash equivalent securities in an estimated amount necessary (1) to pay Acquired Fund’s costs and expenses of carrying out this Agreement (including, but not limited to, fees of counsel and accountants, and expenses of its liquidation and dissolution contemplated hereunder), which costs and expenses shall be established on the books of Acquired Fund as liability reserves, (2) to discharge all of Acquired Fund’s Liabilities (as defined below) on its books at the Close of Business on the Valuation Date including, but not limited to, its income dividends and capital gains distributions, if any, payable for any period prior to, and through, the Close of Business on the Valuation Date and excluding those liabilities and obligations that would otherwise be discharged at a later date in the ordinary course of business, and (3) to pay such contingent liabilities as the trustees of Delaware Group Equity Funds III shall reasonably deem to exist against Acquired Fund, if any, at the Close of Business on the Valuation Date, for which contingent and other appropriate liability reserves shall be established on the books of Acquired Fund (hereinafter “Net Assets”). Delaware Group Equity Funds III, on behalf of Acquired Fund, shall also retain any and all rights that it may have over and against any person that may have accrued up to and including the Close of Business on the Valuation Date. Delaware Group Equity Funds III agrees to use commercially reasonable efforts to identify all of Acquired Fund’s liabilities, debts, obligations and duties of any nature, whether accrued, absolute, contingent or otherwise (“Liabilities”) prior to the Valuation Date and to discharge all such known Liabilities on or prior to the Valuation Date. In no event will Acquiring Fund assume or otherwise be responsible for any Liabilities of Acquired Fund.

          (b) Subject to the terms and conditions of this Agreement, and in reliance on the representations and warranties of Delaware Group Equity Funds III on behalf of Acquired Fund herein contained, and in consideration of such sale, conveyance, transfer, and delivery, Voyageur Mutual Funds III agrees at the Closing to deliver to Delaware Group Equity Funds III, on behalf of Acquired Fund: (i) the number of Acquiring Fund Class A Shares determined by dividing the net asset value per share of Acquired Fund Class A Shares as of the Close of Business on the Valuation Date by the net asset value per share of Acquiring Fund Class A Shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding Acquired Fund Class A Shares as of Close of Business on the Valuation Date; (ii) the number of Acquiring Fund Class B Shares determined by dividing the net asset value per share of Acquired Fund Class B Shares as of Close of Business on the Valuation Date by the net asset value per share of Acquiring Fund Class B Shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding Acquired Fund Class B Shares as of Close of Business on the Valuation Date; (iii) the number of Acquiring Fund Class C Shares determined by dividing the net asset value per share of Acquired Fund Class C Shares as of Close of Business on the Valuation Date by the net asset value per share of Acquiring Fund Class C Shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding Acquired Fund Class C Shares as of Close of Business on the Valuation Date; (iv) the number of Acquiring Fund Class R Shares determined by dividing the net asset value per share of Acquired Fund Class R Shares as of Close of Business on the Valuation Date by the net asset value per share of Acquiring Fund Class R Shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding Acquired Fund Class R Shares as of Close of Business on the Valuation Date; and (v) the number of Acquiring Fund Institutional Class Shares determined by dividing the net asset value per share of Acquired Fund Institutional Class Shares as of the Close of Business on the Valuation Date by the net asset value per share of Acquiring Fund Institutional Class Shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding Acquired Fund Institutional Class Shares as of Close of Business on the Valuation Date. All such values shall be determined in the manner and as of the time set forth in Section 2 hereof.

          (c) As soon as practicable following the Closing, Delaware Group Equity Funds III shall dissolve Acquired Fund and distribute pro rata to Acquired Fund’s shareholders of record as of the Close of Business on the Valuation Date, the shares of beneficial interest of Acquiring Fund received by Acquired Fund pursuant to this Section 1. Such dissolution and distribution shall be accomplished by the establishment of accounts on the share records of Acquiring Fund of the type and in the amounts due such shareholders pursuant to this Section 1 based on their respective holdings of shares of Acquired Fund as of the Close of Business on the Valuation Date. Fractional shares of beneficial interest of Acquiring Fund shall be carried to the third decimal place. No certificates representing shares of beneficial interest of Acquiring Fund will be issued to shareholders of Acquired Fund shares irrespective of whether such shareholders hold their shares in certificated form.

          (d) At the Closing, each outstanding certificate that, prior to Closing, represented shares of beneficial interest of Acquired Fund, shall be cancelled and shall no longer evidence ownership thereof.

          (e) At the Closing, each shareholder of record of Acquired Fund as of the record date (the “Distribution Record Date”) with respect to any unpaid dividends and other distributions that were declared prior to the Closing, including any dividend or distribution declared pursuant to Section 9(e) hereof, shall have the right to receive such unpaid dividends and distributions with respect to the shares of Acquired Fund that such person had on such Distribution Record Date.

     2. Valuation

          (a) The value of Acquired Fund’s Net Assets to be acquired by Acquiring Fund hereunder shall be computed as of Close of Business on the Valuation Date using the valuation procedures set forth in Acquired Fund’s currently effective prospectus and statement of additional information.

          (b) The net asset value of Acquiring Fund Class A Shares, Acquiring Fund Class B Shares, Acquiring Fund Class C Shares, Acquiring Fund Class R Shares, and Acquiring Fund Institutional Class Shares shall be determined to the nearest full cent as of the Close of Business on the Valuation Date using the valuation procedures set forth in Acquiring Fund’s currently effective prospectus and statement of additional information.

          (c) The net asset value of Acquired Fund Class A Shares, Acquired Fund Class B Shares, Acquired Fund Class C Shares, Acquired Fund Class R Shares, and Acquired Fund Institutional Class Shares shall be determined to the nearest full cent as of the Close of Business on the Valuation Date, using the valuation procedures as set forth in Acquired Fund’s currently effective prospectus and statement of additional information.

     3. Closing and Valuation Date

          The Valuation Date shall be October 8, 2010, or such later date as the parties may mutually agree. The Closing shall take place at the principal office of Voyageur Mutual Funds III, 2005 Market Street, Philadelphia, Pennsylvania 19103 at approximately 9:00 a.m., Eastern Time, on the first business day following the Valuation Date. Notwithstanding anything herein to the contrary, in the event that on the Valuation Date (a) the NYSE shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of Voyageur Mutual Funds III or Delaware Group Equity Funds III, accurate appraisal of the value of the net assets of Acquired Fund or Acquiring Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption, reporting shall have been restored and accurate appraisal of the value of the net assets of Acquired Fund and Acquiring Fund is practicable in the judgment of Voyageur Mutual Funds III and Delaware Group Equity Funds III. Delaware Group Equity Funds III shall have provided for delivery as of the Closing of those Net Assets of Acquired Fund to be transferred to Voyageur Mutual Funds III’s Custodian, The Bank of New York Mellon, One Wall Street, New York, NY 10286. Also, Delaware Group Equity Funds III shall deliver at the Closing a list (which may be in electronic form) of names and addresses of the shareholders of record of its Acquired Fund shares, and the number of full and fractional shares of beneficial interest of such classes owned by each such shareholder, indicating thereon which such shares are represented by outstanding certificates and which by book-entry accounts, all as of the Close of Business on the Valuation Date, certified by its transfer agent, or by its President or Vice-President to the best of their knowledge and belief. Voyageur Mutual Funds III shall provide evidence satisfactory to Delaware Group Equity Funds III in such manner as Delaware Group Equity Funds III may reasonably request that such shares of beneficial interest of Acquiring Fund have been registered in an open account on the books of Acquiring Fund.

     4. Representations and Warranties by Delaware Group Equity Funds III

          Delaware Group Equity Funds III represents and warrants to Voyageur Mutual Funds III that:

          (a) Delaware Group Equity Funds III is a statutory trust created under the laws of the State of Delaware on December 17, 1998, and is validly existing and in good standing under the laws of that State. Delaware Group Equity Funds III, of which Acquired Fund is a separate series, is duly registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. Such registration is in full force and effect as of the date hereof and will be in full force and effect as of the Closing.

          (b) Delaware Group Equity Funds III is authorized to issue an unlimited number of shares of beneficial interest of Acquired Fund, with no par value. Each outstanding share of Acquired Fund is validly issued, fully paid, non-assessable and has full voting rights.

          (c) The financial statements appearing in Acquired Fund’s Annual Report to Shareholders for the fiscal year ended June 30, 2009, audited by Ernst & Young, LLP, copies of which have been delivered to Voyageur Mutual Funds III, and any unaudited financial statements since that date, copies of which may be furnished to Voyageur Mutual Funds III, fairly present the financial position of Acquired Fund as of the date indicated, and the results of its operations for the period indicated, in conformity with generally accepted accounting principles applied on a consistent basis.

          (d) The books and records of Acquired Fund, including FIN 48 work papers and supporting statements, made available to Voyageur Mutual Funds III and/or its counsel are true and correct in all material respects and contain no material omissions with respect to the business and operations of Acquired Fund.

          (e) The statement of assets and liabilities to be furnished by Delaware Group Equity Funds III as of the Close of Business on the Valuation Date for the purpose of determining the number of shares of beneficial interest of Acquiring Fund to be issued pursuant to Section 1 hereof will accurately reflect the Net Assets of Acquired Fund and outstanding shares of beneficial interest, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

          (f) At the Closing, Delaware Group Equity Funds III, on behalf of Acquired Fund, will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in subsection (e) above, free and clear of all liens or encumbrances of any nature whatsoever except such restrictions as might arise under the 1933 Act with respect to privately placed or otherwise restricted securities that it may have acquired in the ordinary course of business and such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

          (g) Delaware Group Equity Funds III has the necessary trust power and trust authority to conduct its business and the business of Acquired Fund as such businesses are now being conducted.

          (h) Delaware Group Equity Funds III is not a party to or obligated under any provision of its Agreement and Declaration of Trust, By-Laws, or any material contract or any other material commitment or obligation, and is not subject to any order or decree that would be violated by its execution of or performance under this Agreement.

          (i) Delaware Group Equity Funds III has full trust power and trust authority to enter into and perform its obligations under this Agreement, subject to approval of this Agreement by Acquired Fund’s shareholders. Except as provided in the immediately preceding sentence, the execution, delivery and performance of this Agreement have been validly authorized, and this Agreement constitutes its legal, valid and binding obligation enforceable against it in accordance with its terms, subject as to enforcement to the effect of bankruptcy, insolvency, reorganization, arrangement among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditor’s rights and to general equity principles.

          (j) Neither Delaware Group Equity Funds III nor Acquired Fund is under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Internal Revenue Code of 1986, as amended (the “Code”).

          (k) Delaware Group Equity Funds III does not have any unamortized or unpaid organizational fees or expenses. There is no inter-corporate indebtedness existing between Acquired Fund and Acquiring Fund that was issued, acquired, or will be settled at a discount.

          (l) Delaware Group Equity Funds III has elected to treat Acquired Fund as a regulated investment company (“RIC”) for federal income tax purposes under Part I of Subchapter M of the Code, Acquired Fund is a “fund” as defined in Section 851(g)(2) of the Code, has qualified as a RIC for each taxable year since its inception, has no earnings and profits accumulated in any taxable year to which the provisions of Subchapter M of the Code (or the corresponding provisions of prior law) did not apply, and will qualify as a RIC as of the Closing, and consummation of the transactions contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing.

     5. Representations and Warranties by Voyageur Mutual Funds III

          Voyageur Mutual Funds III represents and warrants to Delaware Group Equity Funds III that:

          (a) Voyageur Mutual Funds III is a statutory trust created under the laws of the State of Delaware on December 17, 1998, and is validly existing and in good standing under the laws of that State. Voyageur Mutual Funds III of which Acquiring Fund is a separate series of shares, is duly registered under the 1940 Act as an open-end, management investment company, such registration is in full force and effect as of the date hereof and will be in full force and effect as of the Closing.

          (b) Voyageur Mutual Funds III is authorized to issue an unlimited number of shares of beneficial interest, without par value, of Acquiring Fund. Each outstanding share of Acquiring Fund is fully paid, non-assessable and has full voting rights. The shares of beneficial interest of Acquiring Fund to be issued pursuant to Section 1 hereof will, upon their issuance, be validly issued and fully paid and non-assessable and have full voting rights.

          (c) At the Closing, each class of shares of beneficial interest of Acquiring Fund to be issued pursuant to this Agreement will be eligible for offering to the public in those states of the United States and jurisdictions in which the corresponding class of shares of Acquired Fund are presently eligible for offering to the public, and there are an unlimited number of shares registered under the 1933 Act such that there is a sufficient number of such shares to permit the transfers contemplated by this Agreement to be consummated.

          (d) The statement of assets and liabilities of Acquiring Fund to be furnished by Voyageur Mutual Funds III as of the Close of Business on the Valuation Date for the purpose of determining the number of shares of beneficial interest of Acquiring Fund to be issued pursuant to Section 1 hereof will accurately reflect the net assets of Acquiring Fund and outstanding shares of beneficial interest, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

          (e) At the Closing, Voyageur Mutual Funds III will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in subsection (d) above, free and clear of all liens or encumbrances of any nature whatsoever except such restrictions as might arise under the 1933 Act with respect to privately placed or otherwise restricted securities that it may have acquired in the ordinary course of business and such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

          (f) Voyageur Mutual Funds III has the necessary trust power and trust authority to conduct its business and the business of Acquiring Fund as such businesses are now being conducted.

          (g) Voyageur Mutual Funds III is not a party to or obligated under any provision of its Agreement and Declaration of Trust, By-Laws, or any material contract or any other material commitment or obligation, and is not subject to any order or decree that would be violated by its execution of or performance under this Agreement.

          (h) Voyageur Mutual Funds III has full trust power and trust authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement have been validly authorized, and this Agreement constitutes its legal, valid and binding obligation enforceable against it in accordance with its terms, subject, as to enforcement, to the effect of bankruptcy, insolvency reorganization, arrangements among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditors rights and to general equity principles.

          (i) Neither Voyageur Mutual Funds III nor Acquiring Fund is under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

          (j) The books and records of Acquiring Fund, including FIN 48 work papers and supporting statements, made available to Delaware Group Equity Funds III and/or its counsel are true and correct in all material respects and contain no material omissions with respect to the business and operations of Acquiring Fund.

          (k) Voyageur Mutual Funds III has elected to treat Acquiring Fund as a RIC for federal income tax purposes under Part I of Subchapter M of the Code, Acquiring Fund is a “fund” as defined in Section 851(g)(2) of the Code, has qualified as a RIC for each taxable year since its inception, has no earnings and profits accumulated in any taxable year to which the provisions of Subchapter M of the Code (or the corresponding provisions of prior law) did not apply, and will qualify as a RIC as of the Closing, and consummation of the transactions contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing.

          (l) The financial statements appearing in Acquiring Fund’s Annual Report to Shareholders for the fiscal year ended April 30, 2009, audited by Ernst & Young, LLP, copies of which have been delivered to Delaware Group Equity Funds III, and any unaudited financial statements since that date, copies of which may be furnished to Delaware Group Equity Funds III, fairly present the financial position of Acquiring Fund as of the date indicated, and the results of its operations for the period indicated, in conformity with generally accepted accounting principles applied on a consistent basis.

     6. Representations and Warranties by Delaware Group Equity Funds III and Voyageur Mutual Funds III

          Delaware Group Equity Funds III and Voyageur Mutual Funds III each represents and warrants to the other that:

          (a) Except as discussed in its currently effective prospectus, there are no legal, administrative or other proceedings or investigations against it, or, to its knowledge, threatened against it, that would materially affect its financial condition or its ability to consummate the transactions contemplated by this Agreement. It is not charged with or, to its knowledge, threatened with, any violation or investigation of any possible violation of any provisions of any federal, state or local law or regulation or administrative ruling relating to any aspect of its business.

          (b) There are no known actual or proposed deficiency assessments with respect to any taxes payable by it.

          (c) It has duly and timely filed, on behalf of Acquired Fund or Acquiring Fund, as appropriate, all Tax (as defined below) returns and reports (including information returns), which are required to be filed by such Acquired Fund or Acquiring Fund, and all such returns and reports accurately state the amount of Tax owed for the periods covered by the returns, or, in the case of information returns, the amount and character of income required to be reported by such Acquired Fund or Acquiring Fund. On behalf of Acquired Fund or Acquiring Fund, as appropriate, it has paid or made provision and properly accounted for all Taxes (as defined below) due or properly shown to be due on such returns and reports. The amounts set up as provisions for Taxes in the books and records of Acquired Fund or Acquiring Fund, as appropriate, as of the Close of Business on the Valuation Date will, to the extent required by generally accepted accounting principles, be sufficient for the payment of all Taxes of any kind, whether accrued, due, absolute, contingent or otherwise, which were or which may be payable by Acquired Fund or Acquiring Fund, as appropriate, for any periods or fiscal years prior to and including the Close of Business on the Valuation Date, including all Taxes imposed before or after the Close of Business on the Valuation Date that are attributable to any such period or fiscal year. No return filed by it, on behalf of Acquired Fund or Acquiring Fund, as appropriate, is currently being audited by the Internal Revenue Service or by any state or local taxing authority. As used in this Agreement, “Tax” or “Taxes” means all federal, state, local and foreign (whether imposed by a country or political subdivision or authority thereunder) income, gross receipts, excise, sales, use, value added, employment, franchise, profits, property, ad valorem or other taxes, stamp taxes and duties, fees, assessments or charges, whether payable directly or by withholding, together with any interest and any penalties, additions to tax or additional amounts imposed by any taxing authority (foreign or domestic) with respect thereto. To its knowledge, there are no levies, liens or encumbrances relating to Taxes existing, threatened or pending with respect to the assets of Acquired Fund or Acquiring Fund, as appropriate.

          (d) All information provided to Delaware Group Equity Funds III by Voyageur Mutual Funds III, and by Delaware Group Equity Funds III to Voyageur Mutual Funds III, for inclusion in, or transmittal with, the Combined Proxy Statement and Prospectus with respect to this Agreement pursuant to which approval of Acquired Fund’s shareholders will be sought, shall not contain any untrue statement of a material fact, or omit to state a material fact required to be stated therein in order to make the statements made therein, in light of the circumstances under which they were made, not misleading.

          (e) Except in the case of Delaware Group Equity Funds III with respect to the approval of Acquired Fund’s shareholders of this Agreement, no consent, approval, authorization or order of any court or governmental authority, or of any other person or entity, is required for the consummation of the transactions contemplated by this Agreement, except as may be required by the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), the 1940 Act, or state securities laws or Delaware statutory trust laws (including, in the case of each of the foregoing, the rules and regulations thereunder).

     7. Covenants of Delaware Group Equity Funds III

          (a) Delaware Group Equity Funds III covenants to operate the business of Acquired Fund as presently conducted between the date hereof and the Closing.

          (b) Delaware Group Equity Funds III undertakes that Acquired Fund will not acquire the shares of beneficial interest of Acquiring Fund for the purpose of making distributions thereof other than to Acquired Fund’s shareholders.

          (c) Delaware Group Equity Funds III covenants that by the Closing, all of Acquired Fund’s federal and other Tax returns and reports required by law to be filed on or before such date shall have been filed and all federal and other Taxes shown as due on said returns either shall have been paid or adequate liability reserves shall have been provided for the payment of such Taxes.

          (d) Delaware Group Equity Funds III will at the Closing provide Voyageur Mutual Funds III with:

     (1) A statement of the respective tax basis of all investments to be transferred by Acquired Fund to Acquiring Fund.

     (2) A copy (which may be in electronic form) of the shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with Acquired Fund with respect to each shareholder, for all of the shareholders of record of Acquired Fund as of the Close of Business on the Valuation Date, who are to become holders of Acquiring Fund as a result of the transfer of assets that is the subject of this Agreement, certified by its transfer agent or its President or its Vice-President to the best of their knowledge and belief.

     (3) All FIN 48 work papers and supporting statements pertaining to the Acquired Fund.

          (e) The Board of Trustees of Delaware Group Equity Funds III shall call, and Delaware Group Equity Funds III shall hold, a Special Meeting of Acquired Fund’s shareholders to consider and vote upon this Agreement (the “Special Meeting”) and Delaware Group Equity Funds III shall take all other actions reasonably necessary to obtain approval of the transactions contemplated herein. Delaware Group Equity Funds III agrees to mail to each shareholder of record entitled to vote at the Special Meeting at which action on this Agreement is to be considered, in sufficient time to comply with requirements as to notice thereof, a Combined Proxy Statement and Prospectus that complies in all material respects with the applicable provisions of Section 14(a) of the 1934 Act and Section 20(a) of the 1940 Act, and the rules and regulations promulgated thereunder.

          (f) Delaware Group Equity Funds III shall supply to Voyageur Mutual Funds III, at the Closing, the statement of the assets and liabilities described in Section 4(e) of this Agreement in conformity with the requirements described in such Section.

          (g) As promptly as practicable, but in any case within sixty days after the date of Closing, Acquired Fund shall furnish Acquiring Fund, in such form as is reasonably satisfactory to Acquiring Fund, a statement of the earnings and profits of Acquired Fund for federal income tax purposes that will be carried over by Acquiring Fund as a result of Section 381 of the Code, and which will be certified by Delaware Group Equity Funds III’s Treasurer.

     8. Covenants of Voyageur Mutual Funds III

          (a) Voyageur Mutual Funds III covenants that the shares of beneficial interest of Acquiring Fund to be issued and delivered to Acquired Fund pursuant to the terms of Section 1 hereof shall have been duly authorized as of the Closing and, when so issued and delivered, shall be registered under the 1933 Act, validly issued, and fully paid and non-assessable, and no shareholder of Acquiring Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof, other than any rights created pursuant to this Agreement.

          (b) Voyageur Mutual Funds III covenants to operate the business of Acquiring Fund as presently conducted between the date hereof and the Closing.

          (c) Voyageur Mutual Funds III covenants that by the Closing, all of Acquiring Fund’s federal and other Tax returns and reports required by law to be filed on or before such date shall have been filed and all federal and other Taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such Taxes.

          (d) Voyageur Mutual Funds III shall supply to Delaware Group Equity Funds III, at the Closing, the statement of assets and liabilities described in Section 5(d) of this Agreement in conformity with the requirements described in such Section.

          (e) Voyageur Mutual Funds III shall have filed with the United States Securities and Exchange Commission (the “Commission”) a Registration Statement on Form N-14 under the 1933 Act (“Registration Statement”), relating to the shares of beneficial interest of Acquiring Fund issuable hereunder, and shall have used its best efforts to provide that such Registration Statement becomes effective as promptly as practicable. At the time such Registration Statement becomes effective, it (i) complied in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act, and the rules and regulations promulgated thereunder; and (ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. At the time the Registration Statement becomes effective, at the time of Acquired Fund’s shareholders’ meeting, and at the Closing, the prospectus and statement of additional information included in the Registration Statement did not and will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

     9. Conditions Precedent to be Fulfilled by Delaware Group Equity Funds III and Voyageur Mutual Funds III

          The obligations of Delaware Group Equity Funds III and Voyageur Mutual Funds III to effectuate this Agreement and the Plan hereunder shall be subject to the following respective conditions:

          (a) That (1) all the representations and warranties of the other party contained herein shall be true and correct in all material respects as of the Closing with the same effect as though made as of and at such date; (2) the other party shall have performed all obligations required by this Agreement to be performed by it at or prior to the Closing; and (3) the other party shall have delivered to such party a certificate signed by the President or Vice-President and by the Secretary or equivalent officer to the foregoing effect.

          (b) That the other party shall have delivered to such party a copy of the resolutions approving this Agreement adopted by the other party’s Board of Trustees, certified by the Secretary or equivalent officer.

          (c) That the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the 1940 Act, nor instituted nor threatened to institute any proceeding seeking to enjoin the consummation of the reorganization contemplated hereby under Section 25(c) of the 1940 Act, and no other legal, administrative or other proceeding shall be instituted or threatened that would materially and adversely affect the financial condition of either party or would prohibit the transactions contemplated hereby.

          (d) That this Agreement, the Plan and the transactions contemplated hereby shall have been approved by the appropriate action of the shareholders of Acquired Fund at an annual or special meeting or any adjournment thereof.

          (e) That Acquired Fund shall have declared a distribution or distributions on or prior to the Valuation Date that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of Acquired Fund’s investment company taxable income (computed without regard to any deduction for dividends paid), if any, for the taxable year ended June 30, 2010 and substantially all of such investment company taxable income for the short taxable year beginning on July 1, 2010 and ending on the date of Closing (the “short taxable year”), (ii) the excess, if any, of Acquired Fund’s interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for the taxable year ended June 30, 2010 and substantially all of such net tax-exempt income for the short taxable year, and (iii) all of Acquired Fund’s net capital gains recognized in its taxable year ended June 30, 2010 and substantially all of any such capital gain recognized in the short taxable year (in each case after reduction for any capital loss carry-over).

          (f) That all required consents of other parties and all other consents, orders and permits of federal, state and local authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary “no-action” positions or exemptive orders from such federal and state authorities) to permit consummation of the transaction contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve risk of material adverse effect on the assets and properties of Acquired Fund or Acquiring Fund.

          (g) That prior to or at the Closing, Delaware Group Equity Funds III and Voyageur Mutual Funds III shall receive an opinion from Stradley Ronon Stevens & Young, LLP (“SRSY”) to the effect that, provided the acquisition contemplated hereby is carried out in accordance with the applicable laws of the State of Delaware, this Agreement and in accordance with customary representations provided by Delaware Group Equity Funds III and Voyageur Mutual Funds III with regard to matters of fact in certificates delivered to SRSY:

     (1) The acquisition by Acquiring Fund of substantially all of the assets of Acquired Fund in exchange solely for Acquiring Fund shares to be issued pursuant to Section 1 hereof, followed by the distribution by Acquired Fund to its shareholders of Acquiring Fund shares in complete liquidation of Acquired Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and Acquiring Fund and Acquired Fund will each be a “party to the reorganization” within the meaning of Section 368(b) of the Code;

     (2) No gain or loss will be recognized by Acquired Fund upon the transfer of substantially all of its assets to Acquiring Fund in exchange solely for the voting shares of Acquiring Fund (to be issued in accordance with Section 1 hereof) under Section 361(a) and Section 357(a) of the Code; except that Acquired Fund may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code;

     (3) No gain or loss will be recognized by Acquiring Fund upon the receipt by it of substantially all of the assets of Acquired Fund in exchange solely for the voting shares of Acquiring Fund (to be issued in accordance with Section 1 hereof) under Section 1032(a) of the Code;

     (4) No gain or loss will be recognized by Acquired Fund upon the distribution of Acquiring Fund shares to Acquired Fund shareholders in accordance with Section 1 hereof in liquidation of Acquired Fund under Section 361(c)(1) of the Code.

     (5) The tax basis of the assets of Acquired Fund received by Acquiring Fund will be the same as the tax basis of such assets to Acquired Fund immediately prior to the exchange under Section 362(b) of the Code;

     (6) The holding period of the assets of Acquired Fund received by Acquiring Fund will include the period during which such assets were held by Acquired Fund under Section 1223(2) of the Code;

     (7) No gain or loss will be recognized by the shareholders of Acquired Fund upon the exchange of their shares in Acquired Fund solely for the voting shares (including fractional shares to which they may be entitled) of Acquiring Fund (to be issued in accordance with Section 1 hereof) under Section 354(a) of the Code;

     (8) The aggregate tax basis of Acquiring Fund shares received by Acquired Fund shareholders in accordance with Section 1 hereof (including fractional shares to which they may be entitled) will be the same as the aggregate tax basis of the shares of Acquired Fund exchanged therefor under Section 358(a)(1) of the Code;

     (9) The holding period of Acquiring Fund’s shares received by Acquired Fund’s shareholders in accordance with Section 1 hereof (including fractional shares to which they may be entitled) will include the holding period of Acquired Fund’s shares surrendered in exchange therefor, provided that Acquired Fund shares were held as a capital asset on the date of the Reorganization under Section 1223(l) of the Code; and

     (10) Acquiring Fund will succeed to and take into account as of the date of the transfer (as defined in Section 1.381(b)-1(b) of the regulations issued by the United States Treasury (the “Treasury Regulations”)) the items of Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code, and the Treasury Regulations.

          (h) That Voyageur Mutual Funds III shall have received an opinion in form and substance reasonably satisfactory to it from SRSY, counsel to Delaware Group Equity Funds III, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, arrangement among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditor’s rights and to general equity principles:

     (1) Delaware Group Equity Funds III was created as a statutory trust (formerly known as a business trust) under the laws of the State of Delaware on December 17, 1998, and is validly existing and in good standing under the laws of the State of Delaware;

     (2) Delaware Group Equity Funds III is authorized to issue an unlimited number of shares of beneficial interest, without par value, of Acquired Fund;

     (3) Delaware Group Equity Funds III is an open-end, investment company of the management type registered as such under the 1940 Act;

     (4) Except as disclosed in Acquired Fund’s currently effective prospectus, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against Delaware Group Equity Funds III, the unfavorable outcome of which would materially and adversely affect Delaware Group Equity Funds III or Acquired Fund;

     (5) To such counsel’s knowledge, no consent, approval, authorization or order of any court, governmental authority or agency is required for the consummation by Delaware Group Equity Funds III of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and Delaware laws (including, in the case of each of the foregoing, the rules and regulations thereunder) and such as may be required under state securities laws;

     (6) Neither the execution, delivery nor performance of this Agreement by Delaware Group Equity Funds III violates any provision of its Agreement and Declaration of Trust, its By-Laws, or the provisions of any agreement or other instrument, known to such counsel to which Delaware Group Equity Funds III is a party or by which Delaware Group Equity Funds III is otherwise bound; and

     (7) This Agreement has been validly authorized and executed by Delaware Group Equity Funds III and represents the legal, valid and binding obligation of Delaware Group Equity Funds III and is enforceable against Delaware Group Equity Funds III in accordance with its terms.

          In giving the opinions set forth above, SRSY may state that it is relying on certificates of the officers of Delaware Group Equity Funds III with regard to matters of fact and certain certifications and written statements of governmental officials with respect to the good standing of Delaware Group Equity Funds III.

          (i) That Delaware Group Equity Funds III shall have received an opinion in form and substance reasonably satisfactory to it from SRSY, counsel to Voyageur Mutual Funds III, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, arrangement among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditor’s rights and to general equity principles:

     (1) Voyageur Mutual Funds III was created as a statutory trust (formerly known as a business trust) under the laws of the State of Delaware on December 17, 1998, and is validly existing and in good standing under the laws of the State of Delaware;

     (2) Voyageur Mutual Funds III is authorized to issue an unlimited number of shares of beneficial interest, without par value, of Acquiring Fund;

     (3) Voyageur Mutual Funds III is an open-end investment company of the management type registered as such under the 1940 Act;

     (4) Except as disclosed in Acquiring Fund’s currently effective prospectus, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against Voyageur Mutual Funds III, the unfavorable outcome of which would materially and adversely affect Voyageur Mutual Funds III or Acquiring Fund;

     (5) The shares of beneficial interest of Acquiring Fund to be issued pursuant to the terms of Section 1 hereof have been duly authorized and, when issued and delivered as provided in this Agreement, will have been validly issued and fully paid and will be non-assessable by Voyageur Mutual Funds III or Acquiring Fund, and to such counsel’s knowledge, no shareholder has any preemptive right to subscription or purchase in respect thereof other than any rights that may be deemed to have been granted pursuant to this Agreement;

     (6) To such counsel’s knowledge, no consent, approval, authorization or order of any court, governmental authority or agency is required for the consummation by Voyageur Mutual Funds III of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and Delaware laws (including, in the case of each of the foregoing, the rules and regulations thereunder) and such as may be required under state securities laws;

     (7) Neither the execution, delivery nor performance of this Agreement by Voyageur Mutual Funds III violates any provision of its Agreement and Declaration of Trust, its By-Laws, or the provisions of any agreement or other instrument, known to such counsel to which Voyageur Mutual Funds III is a party or by which Voyageur Mutual Funds III is otherwise bound; and

     (8) This Agreement has been validly authorized and executed by Voyageur Mutual Funds III and represents the legal, valid and binding obligation of Voyageur Mutual Funds III and is enforceable against Voyageur Mutual Funds III in accordance with its terms.

          In giving the opinions set forth above, SRSY may state that it is relying on certificates of the officers of Voyageur Mutual Funds III with regard to matters of fact and certain certifications and written statements of governmental officials with respect to the good standing of Voyageur Mutual Funds III.

          (j) That Voyageur Mutual Funds III Registration Statement with respect to the shares of beneficial interest of Acquiring Fund to be delivered to Acquired Fund’s shareholders in accordance with Section 1 hereof shall have become effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Closing or shall be in effect at the Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

          (k) That the shares of beneficial interest of Acquiring Fund to be delivered in accordance with Section 1 hereof shall be eligible for sale by Voyageur Mutual Funds III with each state commission or agency with which such eligibility is required in order to permit the shares lawfully to be delivered to each Acquired Fund shareholder.

          (l) That at the Closing, Delaware Group Equity Funds III, on behalf of Acquired Fund, transfers to Acquiring Fund aggregate Net Assets of Acquired Fund comprising at least 90% in fair market value of the total net assets and 70% in fair market value of the total gross assets recorded on the books of Acquired Fund at the Close of Business on the Valuation Date.

     10. Fees and Expenses The expenses of entering into and carrying out the provisions of this Agreement, whether or not consummated, shall be borne 25% by Acquired Fund; 35% by Acquiring Fund; and 40% by Delaware Management Company, a series of Delaware Management Business Trust.

     11. Termination; Waiver; Order

          (a) Anything contained in this Agreement to the contrary notwithstanding, this Agreement may be terminated and the Plan abandoned at any time (whether before or after adoption thereof by the shareholders of Acquired Fund) prior to the Closing as follows:

     (1) by mutual consent of Delaware Group Equity Funds III and Voyageur Mutual Funds III;

     (2) by Voyageur Mutual Funds III if any condition precedent to its obligations set forth in Section 9 has not been fulfilled or waived by Voyageur Mutual Funds III; or

     (3) by Delaware Group Equity Funds III if any condition precedent to its obligations set forth in Section 9 has not been fulfilled or waived by Delaware Group Equity Funds III.

          (b) If the transactions contemplated by this Agreement have not been consummated by December 31, 2010, this Agreement shall automatically terminate on that date, unless a later date is agreed to by both Delaware Group Equity Funds III and Voyageur Mutual Funds III.

          (c) In the event of termination of this Agreement pursuant to the provisions hereof, the same shall become void and have no further effect, and there shall not be any liability on the part of either Delaware Group Equity Funds III or Voyageur Mutual Funds III or persons who are their trustees, officers, agents or shareholders in respect of this Agreement.

          (d) At any time prior to the Closing, any of the terms or conditions of this Agreement may be waived by either Delaware Group Equity Funds III or Voyageur Mutual Funds III, respectively (whichever is entitled to the benefit thereof).

          (e) The respective representations, warranties and covenants contained in Sections 4-8 hereof shall expire with, and be terminated by, the consummation of the Plan, and neither Delaware Group Equity Funds III nor Voyageur Mutual Funds III, nor any of their officers, trustees, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing. This provision shall not protect any officer, trustee, agent or shareholder of Delaware Group Equity Funds III or Voyageur Mutual Funds III against any liability to the entity for which that officer, trustee, agent or shareholder so acts or to its shareholders to which that officer, trustee, agent or shareholder would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties in the conduct of such office.

          (f) If any order or orders of the Commission with respect to this Agreement shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Board of Trustees of Delaware Group Equity Funds III or the Board of Trustees of Voyageur Mutual Funds III to be acceptable, such terms and conditions shall be binding as if a part of this Agreement without further vote or approval of the shareholders of Acquired Fund, unless such further vote is required by applicable law or by mutual consent of the parties.

     12. Liability of Voyageur Mutual Funds III and Delaware Group Equity Funds III

          (a) Each party acknowledges and agrees that all obligations of Voyageur Mutual funds III under this Agreement are binding only with respect to Acquiring Fund; that any liability of Voyageur Mutual Funds III under this Agreement with respect to Acquiring Fund, or in connection with the transactions contemplated herein with respect to Acquiring Fund, shall be discharged only out of the assets of Acquiring Fund; that no other series of Voyageur Mutual Funds III shall be liable with respect to this Agreement or in connection with the transactions contemplated herein; and that neither Delaware Group Equity Funds III nor Acquired Fund shall seek satisfaction of any such obligation or liability from the shareholders of Voyageur Mutual Funds III, the trustees, officers, employees or agents of Voyageur Mutual Funds III, or any of them.

          (b) Each party acknowledges and agrees that all obligations of Delaware Group Equity Funds III under this Agreement are binding only with respect to Acquired Fund; that any liability of Delaware Group Equity Funds III under this Agreement with respect to Acquired Fund, or in connection with the transactions contemplated herein with respect to Acquired Fund, shall be discharged only out of the assets of Acquired Fund; that no other series of Delaware Group Equity Funds III shall be liable with respect to this Agreement or in connection with the transactions contemplated herein; and that neither Voyageur Mutual Funds III nor Acquiring Fund shall seek satisfaction of any such obligation or liability from the shareholders of Delaware Group Equity Funds III, the trustees, officers, employees or agents of Delaware Group Equity Funds III, or any of them.

     13. Final Tax Returns and Forms 1099 of Acquired Fund

          (a) After the Closing, Delaware Group Equity Funds III shall or shall cause its agents to prepare any federal, state or local Tax returns, including any Forms 1099, required to be filed by Delaware Group Equity Funds III with respect to Acquired Fund’s final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such Tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities.

          (b) Notwithstanding the provisions of Section 1 hereof, any expenses incurred by Delaware Group Equity Funds III or Acquired Fund (other than for payment of Taxes) in connection with the preparation and filing of said Tax returns and Forms 1099 after the Closing, shall be borne by Acquired Fund to the extent such expenses have been or should have been accrued by Acquired Fund in the ordinary course without regard to the Plan contemplated by this Agreement; any excess expenses shall be borne by Delaware Management Company, a series of Delaware Management Business Trust, at the time such Tax returns and Forms 1099 are prepared.

     14. Cooperation and Exchange of Information

          Voyageur Mutual Funds III and Delaware Group Equity Funds III will provide each other and their respective representatives with such cooperation, assistance and information as either of them reasonably may request of the other in filing any Tax returns, amended return or claim for refund, determining a liability for Taxes, or in determining the financial reporting of any tax position, or a right to a refund of Taxes or participating in or conducting any audit or other proceeding in respect of Taxes. Each party or their respective agents will retain for a period of six (6) years following the Closing all returns, schedules and work papers and all material records or other documents relating to Tax matters and financial reporting of tax positions of Acquired Fund and Acquiring Fund for its taxable period first ending after the Closing and for all prior taxable periods.

     15. Entire Agreement and Amendments

          This Agreement embodies the entire Agreement between the parties and there are no agreements, understandings, restrictions, or warranties between the parties other than those set forth herein or herein provided for. This Agreement may be amended only by mutual consent of the parties in writing. Neither this Agreement nor any interest herein may be assigned without the prior written consent of the other party.

     16. Counterparts

          This Agreement may be executed in any number of counterparts, each of which shall be deemed to be an original, but all such counterparts together shall constitute but one instrument.

     17. Notices

          Any notice, report, or demand required or permitted by any provision of this Agreement shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid, addressed to Delaware Group Equity Funds III or Voyageur Mutual Funds III at 2005 Market Street, Philadelphia, PA 19103, Attention: Secretary.

     18. Governing Law

          This Agreement shall be governed by and carried out in accordance with the laws of the State of Delaware.

     19. Effect of Facsimile Signature

          A facsimile signature of an authorized officer of a party hereto on this Agreement and/or any transfer document shall have the same effect as if executed in the original by such officer.

          IN WITNESS WHEREOF, Delaware Group Equity Funds III and Voyageur Mutual Funds III have each caused this Agreement and Plan of Reorganization to be executed on its behalf by its duly authorized officers, all as of the day and year first-above written.

Delaware Group Equity Funds III, on
behalf of the Delaware Growth Equity Fund

By:	/s/ Richard J. Salus
Richard J. Salus
Senior Vice President and Chief Financial
Officer

Voyageur Mutual Funds III, on
behalf of the Delaware Select Growth Fund

By:	/s/ Richard J. Salus
Richard J. Salus
Senior Vice President and Chief Financial
Officer

Solely for Purposes of Sections 10 and 13(b)

Delaware Management Company, a Series of
Delaware Management Business Trust

By:	/s/ Richard J. Salus
Richard J. Salus
Senior Vice President, Controller & Treasurer

EXHIBIT B

PRINCIPAL HOLDERS OF SHARES

Fund Name / Class	Name and Address of Account	Share Amount	Percentage
Delaware Select Growth	Merrill Lynch, Pierce, Fenner &	282,846.654	5.38%
Fund – Class A Shares	Smith For The Sole Benefit Of
	Its Customers
	Attention: Fund Admin
	4800 Deer Lake Drive
	Jacksonville, FL 32246-6484
Delaware Select Growth	None	N/A	N/A
Fund – Class B Shares
Delaware Select Growth	Merrill Lynch, Pierce, Fenner &	246,951.122	20.77%
Fund – Class C Shares	Smith For The Sole Benefit Of
	Its Customers
	Attention: Fund Admin
	4800 Deer Lake Drive
	Jacksonville, FL 32246-6484
Delaware Select Growth	Citigroup Global Markets, Inc.	101,557.757	8.54%
Fund – Class C Shares	333 W 34th St
	New York, NY 10001-2402
Delaware Select Growth	MG Trust Co.	5,299.799	19.82%
Fund – Class R Shares	Custodian FBO Omaha Neon
	Sign Inc.
	700 17th St. Ste. 300
	Denver, CO 80202-3531
Delaware Select Growth	Frontier Trust Co.	5,158.371	19.29%
Fund – Class R Shares	FBO O’Connor Ins. Agency
	401K
	P.O. Box 10758
	Fargo, ND 58106-0758
Delaware Select Growth	Reliance Trust Co.	4,372.785	16.35%
Fund – Class R Shares	FBO First Med. Immediate Med.
	401K
	P.O. Box 48529
	Atlanta, GA 30362-1529
Delaware Select Growth	Frontier Trust Co.	3,412.930	12.76%
Fund – Class R Shares	FBO United Community Bank
	401K
	P.O. Box 10758
	Fargo, ND 58106-0758
Delaware Select Growth	MG Trust Co.	2,692.057	10.07%
Fund – Class R Shares	Custodian FBO Entertainment
	Services Group, Inc.
	700 17th St. Ste. 300
	Denver, CO 80202-3531
Delaware Select Growth	MG Trust Co. Trustee	2,110.105	7.89%
Fund – Class R Shares	Kings of New Castle
	700 17th St. Ste. 300
	Denver, CO 80202-3531
Delaware Select Growth	Edward D. Jones & Co.	1,550,110.259	78.15%
Fund – Institutional Class	Attn. Mutual Fund Shareholder
Shares	Accounting
	201 Progress Pkwy.
	Maryland Hts., MO 63043-3009

B-1

Delaware Select Growth	RS DMC Employee MPP Plan	253,719.538	12.79%
Fund – Institutional Class	Delaware Management Co. MPP
Shares	Trust
	2005 Market St.
	Philadelphia, PA 19103-7042

Delaware Growth Equity	NFS LLC
Fund – Class A Shares	FEBO FIIOC Agent	331,808.885	5.45%
	FBO Qualified Employee
	Plans 401k FINOPS-IC Funds
	100 Magellan Way # KW1C
	Covington, KY 41015-1987
Delaware Growth Equity	UBS WM USA
Fund – Class B Shares	Attn: Department Manager	102,879.740	7.09%
	499 Washington Blvd. 9FL
	Jersey City, NJ 07310-2055
Delaware Growth Equity	Merrill Lynch, Pierce, Fenner &
Fund – Class C Shares	Smith For The Sole Benefit Of	393,926.583	15.71%
	Its Customers
	Attention: Fund Admin
	4800 Deer Lake Drive E, 2FL
	Jacksonville, FL 32246-6484
Delaware Growth Equity	Citigroup Global Markets, Inc.
Fund – Class C Shares	333 W 34th St	288,640.580	11.51%
	New York, NY 10001-2402
Delaware Growth Equity	Counsel Trust
Fund – Class R Shares	FBO Jennings Realty, Inc.	16,546.788	10.15%
	Employees PSP
	1251 Waterfront Pl, Ste 525
	Pittsburgh, PA 15222-4228
Delaware Growth Equity	GPC Securities Inc Agent For
Fund – Class R Shares	Reliance Trust Company	15,400.092	9.44%
	FBO Premier Cooperative
	PO Box 79377
	Atlanta, GA 30357-7377
Delaware Growth Equity	GPC Securities Inc Agent For
Fund – Class R Shares	Reliance Trust Company	8,389.995	5.14%
	FBO Consumers Coop of Sauk
	City Plan
	PO Box 79377
	Atlanta, GA 30357-7377
Delaware Growth Equity	ICMA-RC Services LLC
Fund – Institutional Class	777 N Capitol St NE	737,413.105	71.58%
Shares	Washington, DC 20002-4239
Delaware Growth Equity	Merrill Lynch, Pierce, Fenner &
Fund – Institutional Class	Smith For The Sole Benefit Of	150,848.132	14.64%
Shares	Its Customers
	Attention: Fund Admin
	4800 Deer Lake Drive E, 2FL
	Jacksonville, FL 32246
Delaware Growth Equity	Counsel Trust DBA MATC
Fund – Institutional Class	FBO Ketchum Wood & Burgert	54,601.235	5.30%
Shares	Chartered PSP
	1251 Waterfront Pl. Ste 525
	Pittsburgh, PA 15222-4228

B-2

EVERY SHAREHOLDER'S VOTE IS IMPORTANT

PROXY	PROXY

SPECIAL MEETING OF SHAREHOLDERS
DELAWARE GROWTH EQUITY FUND
(formerly, Delaware American Services Fund)
September 22, 2010

The undersigned hereby revokes all previous proxies for his/her shares and appoints Anthony G. Ciavarelli, David F. Connor, Cori E. Daggett, and Michael E. Dresnin, and each of them, proxies of the undersigned with full power of substitution to vote all shares of Delaware Growth Equity Fund (“Growth Equity Fund”) that the undersigned is entitled to vote at the Growth Equity Fund’s meeting to be held at the offices of Stradley Ronon Stevens & Young, LLP located at 2005 Market Street, 26th Floor, Philadelphia, PA 19103, on September 22, 2010 at 3:00 p.m., Eastern Time, including any adjournments thereof (the "Meeting"), upon such business as may properly be brought before the Meeting.

This proxy is solicited on behalf of the Board of Trustees of Delaware Group® Equity Funds III (the "Trust") on behalf of the Growth Equity Fund. It will be voted as specified. If no specification is made, this proxy shall be voted FOR the Proposal regarding the reorganization of Growth Equity Fund pursuant to the Agreement and Plan of Reorganization between the Trust, on behalf of Growth Equity Fund and Voyageur Mutual Funds III, on behalf of Delaware Select Growth Fund. If any other matters properly come before the Meeting to be voted on, the proxy holders will vote, act and consent on those matters in accordance with the views of management.

IMPORTANT: PLEASE SEND IN YOUR PROXY TODAY. PLEASE SIGN AND DATE ON THE REVERSE SIDE.

You are urged to date and sign this proxy and return it promptly. This will save the expense of follow-up letters to shareholders who have not responded.

Please detach at perforation before mailing.
-------------------------------------------------------------------------------------------

(Continued on the other side)

EVERY SHAREHOLDER’S VOTE IS IMPORTANT

PLEASE SIGN, DATE AND RETURN YOUR
PROXY TODAY

Please detach at perforation before mailing.
--------------------------------------------------------------------------------------

THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS THAT YOU VOTE IN FAVOR OF PROPOSAL 1.

PLEASE MARK BOXES BELOW IN BLUE OR BLACK INK AS FOLLOWS. Example: [X]

1.
To approve an Agreement and Plan of Reorganization between Delaware Group® Equity Funds III, on behalf of the Delaware Growth Equity Fund and Voyageur Mutual Funds III, on behalf of the Delaware Select Growth Fund that provides for (i) the acquisition of substantially all of the assets of the Delaware Growth Equity Fund by the Delaware Select Growth Fund in exchange solely for shares of the Delaware Select Growth Fund, (ii) the pro rata distribution of such shares of the Delaware Select Growth Fund to the shareholders of the Delaware Growth Equity Fund, and (iii) the complete liquidation and dissolution of the Delaware Growth Equity Fund. Shareholders of the Delaware Growth Equity Fund will receive Class A, Class B, Class C, Class R or Institutional Class shares of the Delaware Select Growth Fund, as the case may be, with an aggregate net asset value equal to the aggregate net asset value of such shareholders' shares in Class A, Class B, Class C, Class R or Institutional Class shares of the Delaware Growth Equity Fund.
	FOR [ ]	AGAINST [ ]	ABSTAIN [ ]

VOTE VIA THE INTERNET: www.proxyvote.com VOTE VIA THE TELEPHONE: 1-800-690-6903 CONTROL NUMBER: [______]

Note: Please sign exactly as your name appears on the proxy. If signing for estates, trusts or corporations, your title or capacity should be stated. If shares are held jointly, one or more joint owners should sign personally.

Signature
2010
Dated

IMPORTANT: PLEASE SEND IN YOUR PROXY TODAY.
PLEASE SIGN AND PROMPTLY RETURN IN THE ACCOMPANYING ENVELOPE. NO POSTAGE IS
REQUIRED IF MAILED IN THE U.S.

STATEMENT OF ADDITIONAL INFORMATION
VOYAGEUR MUTUAL FUNDS III

Dated August 2, 2010

Acquisition of Substantially All of the Assets of:

DELAWARE GROWTH EQUITY FUND
(formerly, Delaware American Services Fund)
(a series of Delaware Group® Equity Funds III)

By and in exchange for shares of

DELAWARE SELECT GROWTH FUND
(a series of Voyageur Mutual Funds III)

This Statement of Additional Information ("SAI") relates specifically to the proposed acquisition of substantially all of the assets of Delaware Growth Equity Fund (the "Growth Equity Fund") in exchange for shares of Delaware Select Growth Fund (the "Select Growth Fund").

This SAI consists of this Cover Page, the Pro Forma Financial Statements for the Reorganization of the Growth Equity Fund into the Select Growth Fund, and the following documents, each of which is incorporated herein by reference (i.e., is legally considered to be a part of this SAI).

1.	Statement of Additional Information of the Select Growth Fund dated August 28, 2009, as previously filed via EDGAR, is incorporated herein by reference to Voyageur Mutual Funds III’s filing under Rule 485(b) Accession No. 0001206774-09-001643 filed August 28, 2009 and will be mailed to any shareholder who requests this SAI.

2.	Supplement to the Statement of Additional Information of the Select Growth Fund dated November 20, 2009, as previously filed via EDGAR, is incorporated herein by reference to Voyageur Mutual Funds III’s filing under Rule 497 Accession No. 0001206774-09-002164 filed November 20, 2009 and will be mailed to any shareholder who requests this SAI.

3.	Supplement to the Statement of Additional Information of the Select Growth Fund dated February 18, 2010, as previously filed via EDGAR, is incorporated herein by reference to Voyageur Mutual Funds III’s filing under Rule 497 Accession No. 0001137439-10-000044 filed February 18, 2010 and will be mailed to any shareholder who requests this SAI.

4.	Supplement to the Statement of Additional Information of the Select Growth Fund dated January 4, 2010, as previously filed via EDGAR, is incorporated herein by reference to Voyageur Mutual Funds III’s filing under Rule 497 Accession No. 0001137439-10-000009 filed January 4, 2010 and will be mailed to any shareholder who requests this SAI.

5.	The audited financial statements and related report of the independent auditors included in the Annual Report of the Select Growth Fund for the fiscal year ended April 30, 2010, as previously filed via EDGAR, is incorporated herein by reference to Voyageur Mutual Funds III’s N-CSR Accession No. 0001206774-10-001587 filed July 13, 2010 and will be mailed to any shareholder who requests this SAI. No other part of the Annual Report is incorporated by reference.

6.	Prospectuses and Statement of Additional Information of the Growth Equity Fund dated October 28, 2009, as previously filed via EDGAR, is incorporated herein by reference to Delaware Group Equity Funds III’s filing under Rule 485(b) Accession No. 0001206774-09- 001973 filed October 28, 2009 and will be mailed to any shareholder who requests this SAI.

7.	Supplement to the Prospectus of the Growth Equity Fund dated November 12, 2009, as previously filed via EDGAR, is incorporated herein by reference to Delaware Group Equity Funds III’s filing under Rule 497 Accession No. 0001450791-09-000070 filed November 12, 2009 and will be mailed to any shareholder who requests this SAI.

8.	Supplement to the Prospectus of the Growth Equity Fund dated January 4, 2010, as previously filed via EDGAR, is incorporated herein by reference to Delaware Group Equity Funds III’s filing under Rule 497 Accession No. 0001137439-10-000007 filed January 4, 2010 and will be mailed to any shareholder who requests this SAI.

9.	Supplement to the Prospectus of the Growth Equity Fund dated January 21, 2010, as previously filed via EDGAR, is incorporated herein by reference to Delaware Group Equity Funds III’s filing under Rule 497 Accession No. 0001450789-10-000040 filed January 21, 2010 and will be mailed to any shareholder who requests this SAI.

10.	Supplement to the Prospectus of the Growth Equity Fund dated February 18, 2010, as previously filed via EDGAR, is incorporated herein by reference to Delaware Group Equity Funds III’s filing under Rule 497 Accession No. 0001137439-10-000043 filed February 18, 2010 and will be mailed to any shareholder who requests this SAI.

11.	Supplement to the Statement of Additional Information of the Growth Equity Fund dated January 4, 2010, as previously filed via EDGAR, is incorporated herein by reference to Delaware Group Equity Funds III’s filing under Rule 497 Accession No. 0001137439-10-000009 filed January 4, 2010 and will be mailed to any shareholder who requests this SAI.

12.	Supplement to the Statement of Additional Information of the Growth Equity Fund dated February 18, 2010, as previously filed via EDGAR, is incorporated herein by reference to Delaware Group Equity Funds III’s filing under Rule 497 Accession No. 0001137439-10-000044 filed February 18, 2010 and will be mailed to any shareholder who requests this SAI.

13.	Supplement to the Statement of Additional Information of the Growth Equity Fund dated April 14, 2010, as previously filed via EDGAR, is incorporated herein by reference to Delaware Group Equity Funds III’s filing under Rule 497 Accession No. 0001450791-10-000061 filed April 14, 2010 and will be mailed to any shareholder who requests this SAI.

14.	The unaudited financial statements included in the Semi-Annual Report of the Growth Equity Fund for the six-month fiscal period ended December 31, 2009, as previously filed via EDGAR, are incorporated herein by reference to Delaware Group Equity Funds III’s Form N-CSR Accession No. 0001206774-10-000355 filed February 25, 2010 and will be mailed to any shareholder who requests this SAI. No other parts of the Semi-Annual Report are incorporated by reference.

15.	The audited financial statements and related report of the independent auditors included in the Annual Report of the Growth Equity Fund for the fiscal year ended June 30, 2009, as previously filed via EDGAR, are incorporated herein by reference to Delaware Group Equity Funds III’s Form N-CSR Accession No. 0001206774-09-001668 filed September 2, 2009 and will be mailed to any shareholder who requests this SAI. No other parts of the Annual Report are incorporated by reference.

This SAI is not a prospectus; you should read this SAI in conjunction with the Proxy Statement/Prospectus dated August 2, 2010, relating to the above-referenced transaction. You can request a copy of the Proxy Statement/Prospectus by calling (800) 523-1918 or by writing to Delaware Select Growth Fund at Attention: Account Services, P.O. Box 219656, Kansas City, MO 64121-9656 by regular mail or 430 W. 7th Street, Kansas City, MO 64105 by overnight courier service.

Pro Forma Financial Statements

     Under the Agreement and Plan of Reorganization between Delaware Group Equity Funds III, on behalf of Delaware Growth Equity Fund (the “Growth Equity Fund”), and Voyageur Mutual Funds III, on behalf of Delaware Select Growth Fund (the “Select Growth Fund”), the Growth Equity Fund is to be reorganized into the Select Growth Fund. Shown below are unaudited pro forma financial statements for the combination of these Funds that are designed to give an estimate of the effects of the reorganization, which is more fully described in the Proxy Statement/Prospectus dated August 2, 2010.

     The Pro Forma Combined Schedule of Investments and Pro Forma Combined Statement of Assets and Liabilities have been adjusted to give effect to the reorganization as if it had occurred on April 30, 2010. The Pro Forma Combined Statement of Operations for the Select Growth Fund are for the twelve months ended April 30, 2010 and have been adjusted to give effect to the reorganization as if it had occurred on May 1, 2009.

Delaware Select Growth Fund
Pro Forma Portfolio of Investments(A)
As of April 30, 2010
(Unaudited)

	% of Total
	Investments							Delaware Select Growth Fund
	(Pro Forma	Delaware Growth Equity Fund		Delaware Select Growth Fund		Pro Forma Adjustments		Pro Forma Combined
	Combined)	Par/Shares	Market Value (U.S. $)	Par/Shares	Market Value (U.S. $)	Par/Shares	Market Value (U.S. $)	Par/Shares	Market Value (U.S. $)
Common Stock²	80.39%
Consumer Discretionary	14.61%
*†DineEquity		28,200	$1,159,866	41,200	$1,694,556	0	$-	69,400	$2,854,422
†eBay		17,000	404,770	22,200	528,582			39,200	933,352
±Intertek Group		46,422	1,054,819	64,534	1,466,367			110,956	2,521,186
†Interval Leisure Group		161,800	2,393,022	237,500	3,512,625			399,300	5,905,647
Lowe's		160,700	4,358,184	239,900	6,506,088			400,600	10,864,272
Natura Cosmeticos		178,300	3,786,085	246,800	5,240,639			425,100	9,026,724
*†NetFlix		55,500	5,481,735	81,500	8,049,755			137,000	13,531,490
*NIKE Class B		17,000	1,290,470	23,000	1,745,930			40,000	3,036,400
*†priceline.com		18,400	4,821,720	26,625	6,977,081			45,025	11,798,801
*Ritchie Bros Auctioneers		61,800	1,446,120	90,000	2,106,000			151,800	3,552,120
*Staples		35,200	828,256	55,200	1,298,856			90,400	2,127,112
*Strayer Education		3,700	899,544	5,100	1,239,912			8,800	2,139,456
*Weight Watchers International		89,700	2,383,329	124,800	3,315,936			214,500	5,699,265
			30,307,920		43,682,327		0		73,990,247
Consumer Staples	4.24%
*†Peet's Coffee & Tea		180,345	7,145,269	264,000	10,459,680			444,345	17,604,949
*†Whole Foods Market		41,300	1,611,526	58,300	2,274,866			99,600	3,886,392
			8,756,795		12,734,546		0		21,491,341
Energy	4.06%
*Core Laboratories		25,384	3,804,808	35,000	5,246,150			60,384	9,050,958
*EOG Resources		40,200	4,507,224	62,375	6,993,485			102,575	11,500,709
			8,312,032		12,239,635		0		20,551,667
Financial Services	12.98%
†Affiliated Managers Group		20,800	1,750,944	31,000	2,609,580			51,800	4,360,524
Bank of New York Mellon		72,100	2,244,473	103,781	3,230,703			175,881	5,475,176
*†CB Richard Ellis Group Class A		126,900	2,197,908	175,200	3,034,464			302,100	5,232,372
CME Group		15,100	4,958,991	22,150	7,274,282			37,250	12,233,273
*Heartland Payment Systems		118,000	2,168,840	158,300	2,909,554			276,300	5,078,394
†IntercontinentalExchange		48,200	5,621,566	71,825	8,376,949			120,025	13,998,515
*MasterCard Class A		12,300	3,050,892	17,950	4,452,318			30,250	7,503,210
†optionsXpress Holdings		96,000	1,704,000	147,100	2,611,025			243,100	4,315,025
Schwab (Charles)		7,300	140,817	16,700	322,143			24,000	462,960
*Visa Class A		32,700	2,950,521	45,300	4,087,419			78,000	7,037,940
			26,788,952		38,908,437		0		65,697,389
Health Care	15.62%
*†ABIOMED		86,900	837,716	129,100	1,244,524			216,000	2,082,240
Allergan		92,900	5,916,801	136,500	8,693,684			229,400	14,610,485
*†athenahealth		106,300	3,084,826	159,700	4,634,494			266,000	7,719,320
†Gilead Sciences		141,000	5,593,470	212,650	8,435,826			353,650	14,029,296
†Medco Health Solutions		74,700	4,401,324	110,250	6,495,930			184,950	10,897,254
Novo Nordisk ADR		49,900	4,096,790	74,900	6,149,290			124,800	10,246,080
*Perrigo		83,900	5,120,417	124,558	7,601,775			208,458	12,722,192
Techne		12,700	841,375	21,100	1,397,875			33,800	2,239,250
UnitedHealth Group		59,600	1,806,476	90,100	2,730,931			149,700	4,537,407
			31,699,195		47,384,329		0		79,083,524
Materials & Processing	3.88%
*BHP Billiton ADR		12,500	909,875	17,650	1,284,744			30,150	2,194,619
Monsanto		15,600	983,736	29,700	1,872,882			45,300	2,856,618
*Newmont Mining		30,100	1,688,008	40,700	2,282,456			70,800	3,970,464
*Praxair		8,500	712,045	12,000	1,005,240			20,500	1,717,285
Syngenta ADR		73,600	3,717,536	102,850	5,194,953			176,450	8,912,489
			8,011,200		11,640,275		0		19,651,475
Producer Durables – 0.61%	0.52%
Expeditors International Washington		24,800	1,010,352	36,400	1,482,936			61,200	2,493,288
±†Hansen Transmissions International			0	88,206	135,207			88,206	135,207
			1,010,352		1,618,143		0		2,628,495
Technology	23.38%
†Adobe Systems		77,400	2,599,866	115,200	3,869,568			192,600	6,469,434
†Apple		50,300	13,134,336	75,125	19,616,640			125,425	32,750,976
*†Crown Castle International		123,500	4,674,475	181,100	6,854,635			304,600	11,529,110
†Google Class A		5,400	2,837,376	8,265	4,342,762			13,665	7,180,138
*†Intuit		91,600	3,312,256	131,800	4,765,888			223,400	8,078,144
QUALCOMM		102,500	3,970,850	144,500	5,597,930			247,000	9,568,780
†Research in Motion		16,300	1,160,397	27,000	1,922,130			43,300	3,082,527
*†SBA Communications Class A		65,300	2,309,661	98,800	3,494,556			164,100	5,804,217
†Sybase		66,400	2,880,432	32,980	1,430,672			99,380	4,311,104
†Symantec		82,100	1,376,817	120,600	2,022,462			202,700	3,399,279
†Teradata		74,800	2,174,436	108,900	3,165,723			183,700	5,340,159
*†VeriFone Holdings		167,400	3,185,622	249,732	4,752,400			417,132	7,938,022

Delaware Select Growth Fund
Pro Forma Portfolio of Investments(A)
As of April 30, 2010
(Unaudited)

	% of Total
	Investments							Delaware Select Growth Fund
	(Pro Forma	Delaware Growth Equity Fund		Delaware Select Growth Fund		Pro Forma Adjustments		Pro Forma Combined
	Combined)	Par/Shares	Market Value (U.S. $)	Par/Shares	Market Value (U.S. $)	Par/Shares	Market Value (U.S. $)	Par/Shares	Market Value (U.S. $)
*VeriSign		193,000	5,263,110	280,550	7,650,599			473,550	12,913,709
			48,879,634		69,485,965		0		118,365,599
Utilities	1.10%
*†j2 Global Communications		93,800	2,258,704	137,800	3,318,224			231,600	5,576,928
			2,258,704		3,318,224		0		5,576,928
Total Common Stock			166,024,784		241,011,881		0		407,036,665
≠Discount Note	2.15%
Federal Home Loan Bank 0.06% 5/3/10		$1,150,007	1,150,003	$9,755,058	9,755,025			10,905,065	10,905,028
Total Discount Note			1,150,003		9,755,025		0		10,905,028
Total Value of Securities Before Securities Lending Collateral	82.03%		167,174,787		250,766,906		-		417,941,693
Securities Lending Collateral**	17.45%
Investment Companies
Mellon GSL DBT II Collateral Fund		37,664,095	37,664,095	43,060,659	43,060,659			80,724,754	80,724,754
BNY Mellon SL DB II Liquidating Fund		3,148,137	3,113,507	4,511,427	4,461,801			7,659,564	7,575,308
†@Mellon GSL Reinvestment Trust II		580,728	24,681	988,494	42,011			1,569,222	66,692
Total Securities Lending Collateral©			40,802,283		47,564,471		0		88,366,754
Total Value of Securities	99.48%		$207,977,070		$298,331,377		$-		$506,308,447
Total Investments at Cost			$190,537,776		$248,361,359		$-		$438,899,135

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non income producing security.
@
Illiquid security. At April 30, 2010, the aggregate amount of illiquid securities was $66,692 which represented 0.02% of the Portfolio’s net assets. See Note 9 in “Pro forma notes to financial statements.”

©	Includes $89,495,019 of securities loaned.
*	Fully or partially on loan.
≠	The rate shown is the effective yield at the time of purchase.
**	See Note 7 in “Pro forma notes to financial statements.”
±
Security is being valued based on international fair value pricing. At April 30, 2010, the aggregate amount of international fair value priced securities was $2,656,393, which represented 0.64% of the Fund's net assets. See Note 2 in "Pro forma notes to financial statements."

ADR – American Depositary Receipts

Delaware Select Growth Fund
PRO FORMA COMBINED
Statement of Assets and Liabilities
As of April 30, 2010
(Unaudited)

					Delaware Select Growth Fund
			Pro Forma		Pro Forma
	Delaware Growth Equity Fund	Delaware Select Growth Fund	Adjustments		Combined
Assets

Investments, at value	$167,174,787	$250,766,906	$-		$417,941,693
Cash	6,787	15,020			21,807
Short-term investments held as collateral for loaned securities	40,802,283	47,564,471			88,366,754
Foreign currencies, at value	-	-			-
Receivable for securities sold	-	-			-
Interest receivable	9,426	11,744			21,170
Dividends receivable	95,168	148,834			244,002
Receivable for fund shares sold	57,328	369,907			427,235
Other assets	-	824			824
Total Assets	208,145,779	298,877,706	-		507,023,485

Liabilities

Payable for securities purchased	590,647	621,687			1,212,334
Cash overdraft	-	-			-
Obligation to return securities lending collateral	41,392,960	48,560,580			89,953,540
Payable for fund shares purchased	436,622	275,476			712,098
Due to manager and affiliates	203,826	231,617			435,443
Other accrued expenses	110,697	200,588			311,285
Transaction costs payable	-	-	67,322	*	67,322
Total Liabilities	42,734,752	49,889,948	67,322		92,692,022
Total net assets	$165,411,027	$248,987,758	$(67,322)		$414,331,463

Investment at cost	$190,537,776	$248,361,359	$-		$438,899,135
Foreign currencies, at cost	$-	$-	$-		$-

Components of Net Assets

Shares of beneficial interest
(unlimited authorization - no par)	$235,698,242	$434,803,880	$-		$670,502,122
Accumulated net investment loss	(14,352)	(92,972)	(67,322	) *	(174,646)
Accumulated net realized loss on investments and foreign securities	(87,639,484)	(235,692,708)			(323,332,192)
Net unrealized appreciation of investments	17,366,621	49,969,558			67,336,179
Net Assets	$165,411,027	$248,987,758	$(67,322)		$414,331,463

* Adjustment reflects the costs of the transaction to be incurred by the Funds.

Shares Outstanding	11,705,510	9,063,906	(5,531,902)		15,237,514

Class A Shares	6,342,760	5,367,410	(3,059,213)		8,650,957
Class B Shares	1,552,826	606,240	(710,428)		1,448,638
Class C Shares	2,597,056	1,204,407	(1,172,965)		2,628,498
Class R Shares	167,218	29,413	(80,042)		116,589
Institutional Shares	1,045,650	1,856,436	(509,254)		2,392,832

Net Assets:

Class A Shares	$91,774,405	$150,016,139	$(39,224)		$241,751,320
Class B Shares	20,859,307	15,011,424	(5,905)		35,864,826
Class C Shares	34,883,839	29,502,208	(10,569)		64,375,478
Class R Shares	2,391,421	806,850	(533)		3,197,738
Institutional Shares	15,502,055	53,651,137	(11,091)		69,142,101

Net asset value per share:

Class A Shares	$14.47	$27.95			$27.95
Class B Shares	$13.43	$24.76			$24.76
Class C Shares	$13.43	$24.50			$24.49
Class R Shares	$14.30	$27.43			$27.43
Institutional Shares	$14.83	$28.90			$28.90

Offering price per share:

Class A Shares	$15.35	$29.66			$29.66

See Pro Forma Notes to Financial Statements

Delaware Select Growth Fund
PRO FORMA COMBINED
Statement of Operations
For the Twelve Months Ended April 30, 2010
(Unaudited)

			Pro Forma		Delaware Select Growth Fund
	Delaware Growth Equity Fund	Delaware Select Growth Fund	Adjustments		Pro Forma Combined
Investment Income:
Dividends	$1,451,837	$1,457,560	$-		$2,909,397
Securities lending income	161,514	166,045	$-		$327,559
Interest	(4,367)	6,600	-		2,233
Foreign tax withheld	(17,772)	(51,833)	-		(69,605)
Total investment income	1,591,212	1,578,372	-		3,169,584

Expenses:
Management fees	1,261,004	1,940,968			3,201,972
Distribution expenses - Class A	284,952	329,600	(48,126)	A	566,426
Distribution expenses - Class B	209,309	172,859			382,168
Distribution expenses - Class C	359,946	267,797			627,743
Distribution expenses - Class R	15,872	4,648			20,520
Dividend disbursing and transfer agent fees and expenses	756,336	1,455,239			2,211,575
Registration fees	74,039	68,730	(74,039)	A	68,730
Accounting and administration expenses	67,106	103,275			170,381
Reports and statements to shareholders	68,585	120,433	(23,196)	A	165,822
Legal fees	36,439	58,800	(23,304)	A	71,935
Audit and tax	18,765	25,522	(10,950)	A	33,337
Trustees' fees	10,326	15,626			25,952
Custodian fees	5,121	14,053			19,174
Insurance fees	5,193	5,317			10,510
Dues and services	3,092	4,253	(1,734)	A	5,611
Consulting fees	1,905	2,877			4,782
Pricing fees	2,854	4,579	(2,834)	A	4,599
Trustees' expenses	715	1,086			1,801
	3,181,559	4,595,662	(184,183)		7,593,038
Less expenses absorbed or waived	(209,806)	(586,536)	136,057	B	(660,285)
Less waived distribution expenses - Class A	(48,126)	-	48,126	A	-
Less waived distribution expenses - Class R	(2,629)	(774)	-		(3,403)
Total expenses	2,920,998	4,008,352	-		6,929,350

Net Investment Loss	(1,329,786)	(2,429,980)	-		(3,759,766)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies:
Net realized gain on investments	32,707,165	38,970,785	-		71,677,950
Net realized loss on foreign currencies	(14,352)	(187,327)	-		(201,679)
Net realized gain	32,692,813	38,783,458	-		71,476,271
Net change in unrealized appreciation/(depreciation)
of investments and foreign currencies	66,260,142	63,092,292	-		129,352,434
Net Realized and Unrealized Gain on Investments and Foreign Currencies	98,952,955	101,875,750	-		200,828,705

Net Increase in Net Assets Resulting from Operations	$97,623,169	$99,445,770	$-		$197,068,939

A Decrease to reflect appropriate expense levels by merging the Funds.
B In addition to the fee waiver/fee reimbursement currently in place for the Delaware Select Growth Fund (Fund), DMC has contractually agreed to cap (Expense Cap) the net expenses of the combined Fund for at least one year after the closing date of the Transaction in order to ensure that the combined Fund's total annual operating expenses, (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs and non-routine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively "non-routine expenses")) do not exceed, in an aggregate amount, 1.25% of the average daily net assets of the combined Fund. For purposes of this waiver and reimbursement, non-routine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Fund's Board and DMC.

See Pro Forma Notes to Financial Statements

Delaware Select Growth Fund
Pro Forma Notes to Financial Statements
April 30, 2010 (Unaudited)

Voyageur Mutual Funds III (Trust) is organized as a Delaware statutory trust and offers two series: Delaware Large Cap Core Fund and Delaware Select Growth Fund. These financial statements and the related notes pertain to Delaware Select Growth Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek long-term capital appreciation, which the Fund attempts to achieve by investing primarily in equity securities of companies the manager believes have the potential for sustainable free cash flow growth.

1. Basis of Pro forma Presentation
The accompanying pro forma financial statements are presented to show the effect of the proposed acquisition of Delaware Growth Equity Fund (formerly Delaware American Services Fund) by Delaware Select Growth Fund. The following notes refer to the accompanying pro forma financial statements as if the above-mentioned acquisition of Delaware Growth Equity Fund by Delaware Select Growth Fund had taken place as of May 1, 2009.

Under the terms of the Agreement and Plan of Reorganization, the combination of Delaware Growth Equity Fund and Delaware Select Growth Fund will be accounted for by a method of accounting for tax-free mergers of investment companies. The acquisition would be accomplished by an acquisition (Transaction) of the net assets of Delaware Growth Equity Fund in exchange for shares of the Delaware Select Growth Fund at net asset value. The statement of assets and liabilities and the related statement of operations of Delaware Growth Equity Fund and Delaware Select Growth Fund have been combined as of and for the twelve months ended April 30, 2010. The holdings of the Delaware Growth Equity Fund comply with the investment restrictions and guidelines of the Delaware Select Growth Fund.

The accompanying pro forma financial statements should be read in conjunction with the financial statements of Delaware Growth Equity Fund included in its semi-annual report dated December 31, 2009 and Delaware Select Growth Fund’s annual report dated April, 30, 2010 or Statement of Additional Information dated August 28, 2009, as supplemented.

Following the Transaction, the Delaware Select Growth Fund will be the surviving entity for legal, fund accounting and performance purposes.

2. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. Investment companies are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (April 30, 2007 – April 30, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At April 30, 2010, the Fund held no investments in repurchase agreements.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $37,247 for the year ended April 30, 2010. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

On July 1, 2009, the Financial Accounting Standards Board (FASB) issued the FASB Accounting Standards Codification (Codification). The Codification became the single source of authoritative nongovernmental U.S. GAAP, superseding existing literature of the FASB, American Institute of Certified Public Accountants, Emerging Issues Task Force and other sources. The Codification is effective for interim and annual periods ending after September 15, 2009. The Fund adopted the Codification for the year ended April 30, 2010. There was no impact to financial statements as the Codification requirements are disclosure-only in nature.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the year ended April 30, 2010.

3. Additional Valuation Information
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of investments by fair value hierarchy levels as of April 30, 2010:

Delaware Growth Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stock	$164,969,965	$1,054,819	$-	$166,024,784
Short-Term	-	1,150,003	-	1,150,003
Securities Lending Collateral	37,664,095	3,113,507	24,681	40,802,283
Total	$202,634,060	$5,318,329	$24,681	$207,977,070

Delaware Select Growth Fund

	Level 1	Level 2	Level 3	Total
Common Stock	$239,410,307	$1,601,574	$-	$241,011,881
Short-Term	-	9,755,025	-	9,755,025
Securities Lending Collateral	43,060,659	4,461,801	42,011	47,564,471
Total	$282,470,966	$15,818,400	$42,011	$298,331,377

Delaware Select Growth Fund Pro Forma Combining

	Level 1	Level 2	Level 3	Total
Common Stock	$404,380,272	$2,656,393	$-	$407,036,665
Short-Term	-	10,905,028	-	10,905,028
Securities Lending Collateral	80,724,754	7,575,308	66,692	88,366,754
Total	$485,105,026	$21,136,729	$66,692	$506,308,447

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

			Delaware
	Delaware	Delaware	Select Growth Fund
	Growth Equity Fund	Select Growth Fund	Pro Forma Combined
	Security Lending Collateral
Balance as of 4/30/09	$58	$99	$157
Net change in unrealized
appreciation/depreciation	24,623	41,912	66,535
Balance as of 4/30/10	$24,681	$42,011	$66,692

Net change in unrealized
appreciation/depreciation from
investments still held as of 4/30/10	$24,623	$41,912	$66,535

In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Fund’s year ending April 30, 2011 and interim periods therein. Management is evaluating the impact of this update on its current disclosures.

4. Allocation of Transaction Costs
The total costs of the Transaction between Delaware Growth Equity Fund and Delaware Select Growth Fund are estimated to be $112,205. The costs of the Transaction, including costs of soliciting proxies in connection with the shareholder meeting, will be shared by the following parties in the percentages indicated: 25% by Delaware Growth Equity Fund, 35% by Delaware Select Growth Fund and 40% by Delaware Management Company (DMC), a series of Delaware Management Business Trust.

5. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Fund pays DMC, the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion and 0.60% on the average daily net assets in excess $2.5 billion.

Effective September 1, 2009, DMC has voluntarily agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and non-routine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, “non-routine expenses”)) do not exceed 1.25% of average daily net assets of the Fund until such time as the waiver is discontinued. For purposes of this waiver and reimbursement, non-routine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Fund’s Board and DMC. This expense waiver and reimbursement applies only to expenses paid directly by the Fund, and may be discontinued at any time because it is voluntary. Prior to September 1, 2009, DMC had contractually agreed to waive its management fee to the extent necessary to ensure that total annual operating expenses do not exceed 1.25% of the Fund’s average daily net assets (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and non-routine expenses). DMC has contractually agreed to waive its management fee to the extent necessary to ensure that total annual operating expenses do not exceed 1.25% of the Fund’s average daily net assets for at least one year following the Closing Date.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the year ended April 30, 2010, the Fund was charged $12,940 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to limit the Class R shares 12b-1 fees through August 31, 2010 to no more than 0.50% of average daily net assets.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

6. Line of Credit
The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The agreement expires on November 16, 2010. The Fund had no amounts outstanding as of April 30, 2010 or at any time during the year then ended.

7. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the BNY Mellon Securities Lending Overnight Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may only hold cash and high quality assets with a maturity of one business day or less (Cash/Overnight Assets). The Fund also has cash collateral invested in the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), which generally holds the portfolio securities of the Fund’s previous cash collateral pool other than its Cash/Overnight Assets. The Liquidating Fund invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Fund will not make additional investments of cash collateral in the Liquidating Fund; the Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. Both the Collective Trust and the Liquidating Fund seek to maintain a net asset value per unit of $1.00, but there can be no assurance that they will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust and the Liquidating Fund. This could occur if an investment in the Collective Trust or the Liquidating Fund defaulted or if it were necessary to liquidate assets in the Collective Trust or the Liquidating Fund to meet returns on outstanding security loans at a time when their net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust or the Liquidating Fund that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

8. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted or, and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. No foreign currency exchange contracts were outstanding at April 30, 2010.

9. Credit and Market Risk
The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund's 15% limit on investments in illiquid securities. As of April 30, 2010, there were no Rule 144A securities. Illiquid securities have been identified on the statement of net assets.

10. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Capital Shares
The pro forma net asset value per share for each class assumes the issuance of shares of the Fund that would have been issued at April 30, 2010, in connection with the proposed reorganization. The number of Fund shares assumed to be issued is equal to the net asset value of the same class of the Delaware Growth Equity Fund, as of April 30, 2010, divided by the net asset value per share of the respective class of the Fund as of April 30, 2010.